================================================================================

                          THE SELECT SECTOR SPDR TRUST




                                     [LOGO]






                               SEMI-ANNUAL REPORT


                               =================

                                 MARCH 31, 2002

                               =================








                              [SELECT SECTOR LOGO]

     Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND            XLB
       THE CONSUMER SERVICES SELECT SECTOR SPDR FUND           XLV
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND     XLY
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
              CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

We are pleased to present the semi-annual report for The Select Sector SPDR Trust for the six-month period ending March 31, 2002.
In the last six months the U.S. and international economies have been faced with a difficult period. Headlines have been dominated by war in Afghanistan and increased violence in the Middle East. America's "War on Terror" has continued as additional targets, most notably Iraq, have been frequently cited. Iraq has attempted to paint the war on terrorism as an attack against Islam and has suggested an oil embargo against the West. Saudi Arabia has frequently stated that oil will not be used as a weapon, but the price of oil has been volatile during this time period, which in turn has helped to keep stock markets on edge.

In the United States, the stock market has continued to show volatility but has rebounded from its low just after September 11th. The S&P 500 has gained 10.99% over the six-month period ending March 31, 2002. The bankruptcy of Enron, the largest in corporate history, negatively impacted the market due to alleged fraudulent activity and weakened confidence in accounting practices of similar sized companies. Despite the scandal of Enron's bankruptcy, eight of the nine Select Sector SPDR Funds posted gains over the last six months, with seven of the Select Sector SPDR Funds posting double digit returns. The Cyclical/Transportation Select Sector SPDR Fund was the best performing sector gaining over 30% during the six-month period. Only the Utilities Select Sector SPDR Fund posted negative performance during the past six months, losing just under 3%. The Technology Select Sector SPDR Fund posted a 25.8% gain during the fourth quarter of 2001, but gave back nearly 10% in the following quarter ended March 31, 2002, highlighting the volatility and fragile nature of the market during this period.

In the Management's Discussion and Analysis pages that follow, we have provided additional information on the performance of each of The Select Sector SPDR Funds. We appreciate your support and look forward to working with you to service your investment needs in the future.

Sincerely,

/s/ Kathleen C. Cuocolo
Kathleen C. Cuocolo
Chairman of the Board

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
The Basic Industries Select Sector SPDR Fund seeks to replicate the total return of the Basic Industries Select Sector of the S&P 500 Index. To accomplish this, the Basic Industries Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of 23.81% as compared to the Basic Industries Select Sector Index return of 23.83% and the S&P 500 Index return of 10.99%.

The Basic Industries Select Sector of the S&P 500 continued to show impressive performance as low earnings and accounting irregularities pushed investors out of technology and other growth sectors and into more stable and value-oriented sectors. Scrutiny of questionable accounting practices continued to negatively affect the market in general, as investors struggled to regain confidence in financial reports. On the other hand, the low interest rate environment helped push the Basic Industries Select Sector's performance during the last two quarters. Other positive factors contributing to the Basic Industries Select Sector's performance included President Bush's tariff placed on imported steel, higher gold prices which provided benefits to mining stocks, and overall lower energy prices. The best performing companies within the Basic Industries Select Sector for the six-month period ending March 31, 2002 were Louisiana Pacific Corp (+65.2%), Nucor Corp (+62.7%) and Hercules Inc (+61.3%). The securities with the worst performance during the same period included Placer Dome (-3.8%), Dow Chemical Company (+1.9%) and Sigma Aldrich Corp (+4.3%).

The Basic Industries Select Sector SPDR Fund consisted of 39 companies as of March 31, 2002.

                              [Performance Chart]

                                                                BASIC
                                                              INDUSTRIES
                                                                 FUND       SP INDEX
                                                              ----------    --------
12/16/98                                                       $10,000      $10,000

12/31/98                                                       $10,429      $10,584

03/31/99                                                       $10,567      $11,111

06/30/99                                                       $12,639      $11,895

09/30/99                                                       $11,559      $11,152

12/31/99                                                       $12,949      $12,811

03/31/00                                                       $11,342      $13,104

06/30/00                                                       $ 9,749      $12,756

09/30/00                                                       $ 8,961      $12,631

12/31/00                                                       $10,969      $11,644

03/31/01                                                       $10,341      $10,264

06/30/01                                                       $11,387      $10,864

09/30/01                                                       $10,039      $ 9,269

12/31/01                                                       $11,260      $10,260

03/31/02                                                       $12,429      $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET      BASIC INDUSTRIES              NET ASSET     MARKET      BASIC INDUSTRIES
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02    20.19%     20.95%           20.13%                     20.19%      20.95%           20.13%
    -------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         17.62%     18.00%           18.99%                      5.56%       5.67%            5.97%
       3/31/02
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION(1)        23.64%     23.56%           25.30%                      6.70%       6.68%            7.14%
    -------------------------------------------------------------------------------------------------------------------------------


   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      DU PONT (E.I.) DE    ALCOA           DOW                 INTERNATIONAL    WEYERHAEUSER
                        NEMOURS & COMPANY    INCORPORATED    CHEMICAL COMPANY    PAPER COMPANY    COMPANY
    ----------------------------------------------------------------------------------------------------------------------
       SHARES           1,233,348            1,019,750       1,085,098           579,957          265,061
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $58,152,358          38,485,365      35,504,406          24,943,951       16,661,734
    ----------------------------------------------------------------------------------------------------------------------
       % OF             15.62                10.34           9.54                6.70             4.48
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199                           50-99        100-199
                                     BASIS         BASIS      >200 BASIS            BASIS         BASIS      >200 BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             1             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99       12             2             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        7             0             0                 12             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        6             0             0                  7             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        4             1             0                  8             3             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
The Consumer Services Select Sector SPDR Fund seeks to replicate the total return of the Consumer Services Select Sector of the S&P 500 Index. To accomplish this, the Consumer Services Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of 25.50% as compared to the Consumer Services Select Sector Index return of 25.70% and the S&P 500 Index return of 10.99%.

During the past six months ending March 31, 2002 stock prices rose for nearly 90% of the Consumer Services Select Sector's constituents. For the most part, firms involved primarily in the restaurant and lodging industries experienced the greatest appreciation during this period. Univision Communications was the best performing stock within the Consumer Services Select Sector, posting a return of over 83%. Continued growth expectations and favorable demographic trends have fueled Univision's double digit return. Other strong performers included Starwood Hotels (+71%) and Hilton Hotels (+82%). Predictions of future hotel room shortages and an impending rebound in the US economy have spurred the performance of these two firms as well as other lodging companies within the Consumer Services Select Sector. The two largest stocks in the Consumer Services Select Sector, Viacom and Disney, also experienced strong performance during the past six months with returns in excess of 40% and 25%, respectively. Alternatively, HCA was the poorest performer in the Consumer Services Select Sector with a decline of over -17%. Earnings woes caused by continuing performance problems were responsible for this company's negative return.

The Consumer Services Select Sector SPDR Fund consisted of 45 companies as of March 31, 2002.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND

Consumer Services
  12/16/98                                                    $10,000    $10,000
  12/31/98                                                    $10,817    $10,584
  03/31/99                                                    $11,659    $11,111
  06/30/99                                                    $12,297    $11,895
  09/30/99                                                    $11,203    $11,152
  12/31/99                                                    $12,988    $12,811
  03/31/00                                                    $12,937    $13,104
  06/30/00                                                    $12,352    $12,756
  09/30/00                                                    $12,193    $12,631
  12/31/00                                                    $11,486    $11,644
  03/31/01                                                    $11,357    $10,264
  06/30/01                                                    $12,430    $10,864
  09/30/01                                                    $ 9,913    $ 9,269
  12/31/01                                                    $11,464    $10,260
  03/31/02                                                    $12,440    $10,288

                                  [LINE GRAPH]

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET     CONSUMER SERVICES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02     9.54%      10.66%            9.86%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          6.69%       6.85%            7.33%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       19.23%      19.97%           20.42%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET     CONSUMER SERVICES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02      9.54%      10.66%            9.86%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           2.18%       2.23%            2.39%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         5.52%       5.72%            5.84%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        VIACOM           WALT DISNEY     CLEAR CHANNEL      UNITEDHEALTH GROUP     COMCAST
                          INCORPORATED     COMPANY         COMMUNICATIONS     INCORPORATED           CORPORATION
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             490,369          563,672         169,248            90,125                 216,085
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $23,719,148      13,009,550      8,701,040          6,887,352              6,871,503
    -----------------------------------------------------------------------------------------------------------------------
       % OF               14.23            7.81            5.22               4.13                   4.12
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          3                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          2                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         11                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           3                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          10                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           7                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           8                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           7                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          10                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund returned 4.48% as compared to the Consumer Staples Select Sector Index return of 4.63% and the S&P 500 Index return of 10.99%

Despite sustained volatility in the US market, the Consumer Staples Select Sector has been relatively consistent in its performance over the last six-month period ending March 31, 2002. Many of the industries within this sector are considered safe havens by the investing public and as a result, the Consumer Staples Select Sector has been able to avoid many of the volatile swings that have affected other sectors within the S&P 500. Diversified health-care and consumer product manufacturers fared particularly well during the past six months with Johnson & Johnson (+18%), Proctor & Gamble (+25%), and American Home Products (+13%) contributing to the majority of the Consumer Staples Select Sector's positive return. Tobacco stocks also continued to improve with both Philip Morris (+11%) and UST Inc (+20%) up significantly. Pharmaceutical companies were detractors from the Consumer Staples Select Sector's performance as uncertainty over the effects of patent expiration caused several big name companies to falter. Bristol Myers Squibb (-26%), Merck & Co (-12%), Schering Plough (-15%) and Watson Pharmaceutical (-50%) detracted 260 basis points from the Consumer Staples Select Sector index return for the period.

As of March 31, 2002, the Consumer Staples Select Sector SPDR Fund consisted of 69 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND

Consumer Staples
  12/16/98..................................................  $10,000    $10,000
  12/31/98..................................................  $10,451    $10,584
  03/31/99..................................................  $10,193    $11,111
  06/30/99..................................................  $ 9,890    $11,895
  09/30/99..................................................  $ 8,755    $11,152
  12/31/99..................................................  $ 8,916    $12,811
  03/31/00..................................................  $ 8,228    $13,104
  06/30/00..................................................  $ 9,875    $12,756
  09/30/00..................................................  $ 9,797    $12,631
  12/31/00..................................................  $11,212    $11,644
  03/31/01..................................................  $ 9,798    $10,264
  06/30/01..................................................  $ 9,644    $10,864
  09/30/01..................................................  $ 9,945    $ 9,269
  12/31/01..................................................  $10,098    $10,260
  03/31/02..................................................  $10,390    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------
                                            CUMULATIVE TOTAL RETURN
                                 ------------------------------------------------------
                                  NET ASSET    MARKET      CONSUMER STAPLES
                                    VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02       6.05%       6.93%           6.35%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/02    1.94%       2.39%           2.68%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)          2.34%       2.35%           3.19%
    -----------------------------------------------------------------------------------

    ----------------------------  -----------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------------------------
                                   NET ASSET    MARKET      CONSUMER STAPLES
                                     VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02        6.05%       6.93%           6.35%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/02     0.64%       0.79%           0.89%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)           0.71%       0.71%           0.96%
    -----------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER           JOHNSON & JOHNSON     MERCK & COMPANY     COCA-COLA     PROCTER & GAMBLE
                          INCORPORATED     COMPANY               INCORPORATED        COMPANY       COMPANY
    --------------------------------------------------------------------------------------------------------------------------
       SHARES             930,031          453,775               336,513             367,627       191,702
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $36,959,432      29,472,686            19,376,418          19,212,187    17,270,433
    --------------------------------------------------------------------------------------------------------------------------
       % OF               10.75            8.57                  5.63                5.59          5.02
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        4             0             0                  7             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        9             1             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        9             1             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99       15             1             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99       11             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
The Cyclical/Transportation Select Sector SPDR Fund seeks to replicate the total return of the Cyclical/ Transportation Select Sector of the S&P 500 Index. To accomplish this, the Cyclical/Transportation Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund gained 30.26% as compared to the Cyclical/ Transportation Select Sector Index return of
30.52 % and the S&P 500 Index return of 10.99%.

The Cyclical/Transportation Select Sector has benefited significantly from rising consumer confidence over the fourth quarter of last year which continued during the first three months of 2002. Low interest rates, tax rebates, and easing energy costs have spurred the retail industry while other industries in the economy continued to struggle. Both diversified and specialty retailers experienced strong performance with Wal-Mart (+24%), Home Depot (+27%), Target (+36%) and Kohls (+48%) contributing most to the Cyclical/Transportation Select Sector's return. Airline companies began to rebound from the severe hit experienced immediately after September 11th. Southwest, AMR Corp, Delta and US Airways were all up approximately 30% for the six-month period ending March 31, 2002. Approximately 95% of the securities within the Cyclical/Transportation Select Sector had a positive return for the period with K-mart being the most notable exception. The former retail giant filed for bankruptcy in January 2002 after weak holiday sales and fierce competition from rivals left the company strapped for cash.

As of March 31, 2002, the Cyclical/Transportation Select Sector SPDR Fund consisted of 66 companies.



  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

12/16/98                                                $10,000    $10,000

12/31/98                                                $10,705    $10,584

03/31/99                                                $11,652    $11,111

06/30/99                                                $12,145    $11,895

09/30/99                                                $10,717    $11,152

12/31/99                                                $12,675    $12,811

03/31/00                                                $11,973    $13,104

06/30/00                                                $10,611    $12,756

09/30/00                                                $10,275    $12,631

12/31/00                                                $10,575    $11,644

03/31/01                                                $10,807    $10,264

06/30/01                                                $11,440    $10,864

09/30/01                                                $ 9,613    $ 9,269

12/31/01                                                $11,988    $10,260

03/31/02                                                $12,520    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------
                                          CUMULATIVE TOTAL RETURN
                              --------------------------------------------------------
                               NET ASSET   MARKET    CYCLICAL/TRANSPORTATION
                                 VALUE      VALUE      SELECT SECTOR INDEX
    ----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02   15.85%     16.00%            16.20%
    ----------------------------------------------------------------------------------
       THREE YEARS ENDED         7.45%      7.41%             8.65%
       3/31/02
    ----------------------------------------------------------------------------------
       SINCE INCEPTION (1)      21.15%     20.72%            22.56%
    ----------------------------------------------------------------------------------

    -------------------------  -------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------
                                NET ASSET   MARKET    CYCLICAL/TRANSPORTATION
                                  VALUE      VALUE      SELECT SECTOR INDEX
    ----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02    15.85%     16.00%            16.20%
    ----------------------------------------------------------------------------------
       THREE YEARS ENDED          2.43%      2.41%             2.80%
       3/31/02
    ----------------------------------------------------------------------------------
       SINCE INCEPTION (1)        6.04%      5.92%             6.42%
    ----------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES     HOME DEPOT       TARGET          LOWES COMPANIES     GENERAL MOTORS
                          INCORPORATED        INCORPORATED     CORPORATION     INCORPORATED        CORPORATION
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             781,428             548,177          216,721         188,471             132,041
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $47,893,722         26,646,884       9,345,010       8,196,604           7,981,878
    ------------------------------------------------------------------------------------------------------------------------
       % OF               21.30               11.85            4.16            3.64                3.55
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199         > 200          50-99         100-199         > 200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1              0              0              7              0              1
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              0              0              4              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5              0              0              3              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7              2              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4              0              0              6              1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8              3              0              2              2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2              2              0              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2              0              0              9              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9              2              0              4              1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1              0              0              0              1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of 12.48% as compared to the Energy Select Sector Index return of 12.62% and the S&P 500 Index return of 10.99%.

Unlike the previous six-month period where nearly all of the Energy Select Sector index constituents declined in value, this period 85% of the constituents ended in positive territory, most of them realizing double-digit gains. The strongest performers over the period included Nabors Industries (+101.48%), McDermott International (+88.48%), Rowan Companies (+86.11%), and Noble Drilling (+72.46%). Instability in the Middle East and the ongoing "War on Terror" spurred fear of diminishing oil supply and caused oil prices to increase significantly during the period. In addition, economic indicators began pointing towards an impending global recovery, which led to a sharp increase in demand for energy products as production lines started to ramp up their activity. The period also marked the completion of the merger between two of the industry's giants -- Chevron and Texaco. On the downside, much of the story can be focused around Enron. The company became the largest in corporate history to declare bankruptcy amid allegations of fraudulent activity. This also created a damaging effect on the market in general, as investors began calling into question the accounting practices of other corporations. Enron lost over 98% of its value between September 30, 2001 and the time it was removed from the Energy Select Sector Index in November 2001. The impact of Enron's decline affected the Energy Select Sector SPDR Fund -3.39%, in what was otherwise a strong six-month performance.

The Energy Select Sector SPDR Fund consisted of 28 companies as of March 31,
2002.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
ENERGY SELECT SECTOR SPDR FUND


12/16/98                                                      $10,000    $10,000

12/31/98                                                      $ 9,835    $10,584

03/31/99                                                      $10,483    $11,111

06/30/99                                                      $11,993    $11,895

09/30/99                                                      $11,791    $11,152

12/31/99                                                      $11,707    $12,811

03/31/00                                                      $12,672    $13,104

06/30/00                                                      $13,098    $12,756

09/30/00                                                      $14,314    $12,631

12/31/00                                                      $14,558    $11,644

03/31/01                                                      $13,514    $10,264

06/30/01                                                      $13,419    $10,864

09/30/01                                                      $11,482    $ 9,269

12/31/01                                                      $11,885    $10,260

03/31/02                                                      $12,913    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------------------------
                                           CUMULATIVE TOTAL RETURN                    AVERAGE ANNUAL TOTAL RETURN
                                 -----------------------------------------------------------------------------------------
                                   NET ASSET        MARKET     ENERGY SELECT    NET ASSET        MARKET     ENERGY SELECT
                                     VALUE          VALUE       SECTOR INDEX      VALUE          VALUE       SECTOR INDEX
                                 -----------------------------------------------------------------------------------------
       ONE YEAR ENDED 03/31/02       -4.45%         -4.22%         -4.14%         -4.45%         -4.22%         -4.14%
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/02     23.18%         22.61%         24.23%          7.20%          7.03%          7.50%
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)           31.16%         30.85%         32.63%          8.64%          8.57%          9.02%
    ------------------------------------------------------------------------------------------------------------------------------

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     ROYAL DUTCH     SCHLUMBERGER    CHEVRON          PHILLIPS
                          CORPORATION     PETROLEUM       LIMITED         TEXACO           PETROLEUM
                                          CORPORATION                     CORPORATION      COMPANY
    -------------------------------------------------------------------------------------------------------------
       SHARES             2,460,365       1,320,822       348,202         218,460          297,057
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $107,837,798    71,747,051      20,481,242      19,720,384       18,655,180
    -------------------------------------------------------------------------------------------------------------
       % OF               23.39           15.56           4.44            4.28             4.05
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         0             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         3             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         0             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         5             1              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         7             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of 11.03% as compared to the Financial Select Sector Index return of 11.19% and the S&P 500 Index return of 10.99%.

The Financial Select Sector has remained fairly strong over the past two quarters due to the continuation of low interest rates and a strong housing market. On the other hand, the fallout of Enron and the amount of exposure large financial institutions encountered as a result of Enron's bankruptcy continue to be a focus. Another concern financial companies have been faced with over the past six-month period ending March 31, 2002 is the extent of exposure in Argentina, as that country continues to deal with an economic meltdown. The best performing stocks for the six-month period ending March 31, 2002 were American Express Co (+41.5%), Capital One Financial Corp. (+38.8%) and Merrill Lynch & Co., Inc. (+37.2%). The worst performing stocks for the six-month period ending March 31, 2002 were Providian Financial Corp (-62.5%), Conseco Inc. (-50.1%) and Aon Corp. (-15.6%).

The Financial Select Sector SPDR Fund consisted of 75 companies as of March 31, 2002.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FINANCIAL SELECT SECTOR SPDR FUND



  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

Financial
  12/16/98                                                    $10,000    $10,000
  12/31/98                                                    $10,597    $10,584
  03/31/99                                                    $11,371    $11,111
  06/30/99                                                    $11,925    $11,895
  09/30/99                                                    $10,097    $11,152
  12/31/99                                                    $10,956    $12,811
  03/31/00                                                    $11,195    $13,104
  06/30/00                                                    $10,885    $12,756
  09/30/00                                                    $13,446    $12,631
  12/31/00                                                    $13,743    $11,644
  03/31/01                                                    $12,418    $10,264
  06/30/01                                                    $13,386    $10,864
  09/30/01                                                    $11,631    $ 9,269
  12/31/01                                                    $12,489    $10,260
  03/31/02                                                    $12,914    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02     4.00%       3.88%            4.26%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         13.59%      13.48%           14.45%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       22.47%      21.71%           23.35%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02      4.00%       3.88%            4.26%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           4.34%       4.31%            4.60%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.39%       6.19%            6.63%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP       AMERICAN        BANK OF AMERICA    WELLS FARGO    FANNIE MAE
                          INCORPORATED   INTERNATIONAL    CORPORATION        & COMPANY
                                          GROUP
                                          INCORPORATED
    ------------------------------------------------------------------------------------------------------------
       SHARES             1,535,792       779,807         469,572            505,967        298,192
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $76,052,420     56,255,277      31,940,287         24,994,770     23,819,577
    ------------------------------------------------------------------------------------------------------------
       % OF               13.12           9.70            5.51               4.31           4.11
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              1               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of 16.10% as compared to the Industrial Select Sector Index return of 16.35% and the S&P 500 Index return of 10.99%.

The six-month period ended March 31, 2002 was a strong two quarters for the Industrial Select Sector. Over 85% of the index constituents posted positive total returns. In particular, those companies with a portion of their income derived from the defense industry experienced the strongest gains as was evident by the top four performing stocks within the Industrial Select Sector, Rockwell Automation Inc. (79%), TRW Inc. (74%), Goodrich Corporation (65%), and United Technologies Corp. (61%). Expectation of increased military expenditures post September 11th was a significant contributing factor to the performance of these companies.

The two largest stocks in the Industrial Select Sector SPDR Fund, General Electric and Tyco, did not perform well during this six-month period. General Electric posted a meager six-month total return of 1.6% while Tyco, one of the worst performers within the Industrial Select Sector, declined nearly 29%. In light of the allegations and bankruptcy of Enron, questions surfaced in regards to Tyco's accounting and off balance sheet activity. PerkinElmer (-29%) also experienced poor performance as hesitation on capital spending of their customers was a primary cause.

The Industrial Select Sector SPDR Fund consisted of 44 companies as of March 31, 2002.


                     [Performance Chart]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
INDUSTRIAL SELECT SECTOR SPDR FUND

12/16/98                                                      $10,000    $10,000
12/31/98                                                      $10,759    $10,584
03/31/99                                                      $11,010    $11,111
06/30/99                                                      $13,153    $11,895
09/30/99                                                      $12,740    $11,152
12/31/99                                                      $13,223    $12,811
03/31/00                                                      $13,001    $13,104
06/30/00                                                      $12,786    $12,756
09/30/00                                                      $13,645    $12,631
12/31/00                                                      $14,150    $11,644
03/31/01                                                      $12,030    $10,264
06/30/01                                                      $13,194    $10,864
09/30/01                                                      $10,766    $ 9,269
12/31/01                                                      $12,696    $10,260
03/31/02                                                      $12,498    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02     3.89%       3.79%            4.23%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         13.52%      13.33%           14.69%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        21.52%      21.79%           22.95%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02      3.89%       3.79%            4.23%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           4.32%       4.26%            4.67%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)          6.14%       6.21%            6.52%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    ------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL    TYCO            MINNESOTA    BOEING     HONEYWELL
                         ELECTRIC   INTERNATIONAL    MINING &     COMPANY    INTERNATIONAL
                          COMPANY    LIMITED         MANUFACTURING           INCORPORATED
                                                     COMPANY
    ------------------------------------------------------------------------------------------------
       SHARES             979,694    596,365         111,668      212,131    266,013
    ------------------------------------------------------------------------------------------------
       MARKET VALUE                  18,401,877                              10,180,318
                          $36,689,540               12,842,937    10,235,321
    ------------------------------------------------------------------------------------------------
       % OF               14.98      7.51            5.24         4.18       4.16
       NET ASSETS
    ------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        4             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4             0             0                  4             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  3             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        6             1             0                  2             2             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        4             0             0                  4             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             2             0                  9             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        7             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        2             1             0                  2             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        1             1             0                  1             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        3             0             0                  2             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        5             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund returned 13.38% as compared to the Technology Select Sector Index return of 13.53% and the S&P 500 Index return of 10.99%

The extreme volatility of the Technology Select Sector continued over the course of the last six-month period ended March 31, 2002. The Technology Select Sector SPDR Fund posted the highest quarterly total return across all Select Sector SPDR Funds at the end of the 4th quarter 2001 of 25.84%. The following quarter ended March 31, 2002, the Technology Select Sector was the poorest performing Sector with a total return of -9.90%. Despite quarterly volatility, overall the Technology Select Sector recaptured losses experienced during the previous two years. The strongest performers during the six-month period ended March 31, 2002, include Intel Corp (+49%), Microsoft (+18%), Cisco Systems (+39%), IBM (+13%), Applied Materials (+90%), and Dell Computer (+41%). These six stocks added 1,200 basis points to the Technology Select Sector's return. Negative performers in the Technology Select Sector included most of the companies in the hard-hit telecommunications industry such as WorldCom (-55%), Sprint (-60%), AT&T Wireless (-40%), and Qwest Communications (-50%).

As of March 31, 2002, the Technology Select Sector SPDR Fund consisted of 96 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT TECHNOLOGY SELECT SECTOR SPDR FUND



  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

12/16/98                                                      $10,000    $10,000

12/31/98                                                      $10,851    $10,584

03/31/99                                                      $12,189    $11,111

06/30/99                                                      $13,445    $11,895

09/30/99                                                      $13,700    $11,152

12/31/99                                                      $18,011    $12,811

03/31/00                                                      $20,021    $13,104

06/30/00                                                      $17,985    $12,756

09/30/00                                                      $15,435    $12,631

12/31/00                                                      $10,410    $11,644

03/31/01                                                      $ 8,255    $10,264

06/30/01                                                      $ 9,253    $10,864

09/30/01                                                      $ 6,373    $ 9,269

12/31/01                                                      $ 8,020    $10,260

03/31/02                                                      $ 7,226    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02   -12.46%     -12.62%          -12.25%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -40.72%     -40.78%          -40.21%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -32.09%     -32.38%          -31.59%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02    -12.46%     -12.62%          -12.25%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -16.00%     -16.02%          -15.76%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -11.16%     -11.27%          -10.96%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       INTEL           INTERNATIONAL BUSINESS     CISCO SYSTEMS     AOL TIME WARNER
                          CORPORATION     CORPORATION     MACHINES                   INCORPORATED      INCORPORATED
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             2,993,039       3,709,817       952,123                    4,054,877         2,458,097
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $180,510,182    112,815,535     99,020,792                 68,649,068        58,133,994
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               15.35           9.59            8.42                       5.84              4.94
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/02           0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          1                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/02            0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2002, the Fund had a return of -2.97% as compared to the Utilities Select Sector Index return of -2.86% and the S&P 500 Index return of 10.99%.

The Utilities Select Sector experienced little movement during the past six months. The majority of the constituents maintained little or no returns during the six months ended March 31, 2002.

Over two-thirds of the constituents in the Utilities Select Sector experienced declines during the prior six-month period ended March 31, 2002. BellSouth was the worst performing stock with a decline of nearly 13%. BellSouth along with the two largest stocks in the Utilities Select Sector, Verizon Communications (-6.5%) and SBC Communications (-6%), were negatively impacted by the continued difficulties in the telecom industry.

On the other hand, Duke Energy, the Utilities Select Sector's best performer posted a total return just over 3%. Relative earnings growth was a primary cause of this stock's positive performance as well as the performance of two other stocks, American Electric Power and Dominion Resources, that were able to post returns in excess of 1%. During the same period there were only nine stocks that posted positive performance.

The Utilities Select Sector SPDR Fund consisted of 38 companies as of March 31, 2002.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
UTILITIES SELECT SECTOR SPRD FUND

12/16/98                                                     $10,000    $10,000
12/31/98                                                     $10,369    $10,584
03/31/99                                                     $ 9,239    $11,111
06/30/99                                                     $10,818    $11,895
09/30/99                                                     $10,366    $11,152
12/31/99                                                     $10,022    $12,811
03/31/00                                                     $ 9,490    $13,104
06/30/00                                                     $ 9,789    $12,756
09/30/00                                                     $11,731    $12,631
12/31/00                                                     $12,223    $11,644
03/31/01                                                     $11,704    $10,264
06/30/01                                                     $11,625    $10,864
09/30/01                                                     $11,073    $ 9,269
12/31/01                                                     $10,627    $10,260
03/31/02                                                     $10,749    $10,288

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02    -8.16%      -7.09%           -8.00%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         16.37%      16.91%           16.56%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        5.23%       5.28%            5.34%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/02     -8.16%      -7.09%           -8.00%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           5.18%       5.35%            5.24%
       3/31/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         1.57%       1.58%            1.60%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------------
       DESCRIPTION        SBC                VERIZON            DUKE            EXELON          BELLSOUTH
                          COMMUNICATIONS     COMMUNICATIONS     ENERGY          CORPORATION     CORPORATION
                          INCORPORATED       CORPORATION        CORPORATION
    ------------------------------------------------------------------------------------------------------------------
       SHARES             648,959            525,511            184,473         87,902          126,120
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $24,297,025        23,989,577         6,973,079       4,656,169       4,648,783
    ------------------------------------------------------------------------------------------------------------------
       % OF               17.69              17.47              5.08            3.39            3.38
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          2                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          6                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           8                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          11                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           4                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 1                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
ALUMINUM -- 14.5%
Alcan, Inc. .......................      386,178   $ 15,304,234
Alcoa, Inc. .......................    1,019,750     38,485,365
                                                   ------------
                                                     53,789,599
                                                   ------------
CHEMICALS -- 44.5%
Air Products & Chemicals, Inc. ....      273,418     14,122,040
Dow Chemical Co. ..................    1,085,098     35,504,406
Du Pont (E.I.) de Nemours..........    1,233,348     58,152,358
Eastman Chemical Co. ..............       92,555      4,515,758
Ecolab, Inc. ......................      154,000      7,040,880
Engelhard Corp. ...................      155,931      4,838,539
Great Lakes Chemical Corp. ........       60,621      1,707,694
Hercules, Inc. ....................      129,845      1,728,237
PPG Industries, Inc. ..............      203,210     11,158,261
Praxair, Inc. .....................      193,590     11,576,682
Rohm & Haas Co. ...................      265,325     11,215,288
Sigma-Aldrich Corp. ...............       88,074      4,135,955
                                                   ------------
                                                    165,696,098
                                                   ------------
CONSTRUCTION -- 1.6%
Vulcan Materials Co. ..............      121,672      5,784,287
                                                   ------------
CONTAINERS -- 3.7%
Ball Corp. ........................       65,720      3,103,299
Bemis Co., Inc. ...................       63,366      3,443,942
Pactiv Corp. (a)...................      191,297      3,829,766
Temple-Inland, Inc. ...............       59,285      3,362,645
                                                   ------------
                                                     13,739,652
                                                   ------------
GOLD -- 8.0%
Barrick Gold Corp. ................      645,174     11,974,430
Newmont Mining Corp. (Holding
  Co.).............................      471,561     13,057,524
Placer Dome, Inc. .................      394,257      4,829,648
                                                   ------------
                                                     29,861,602
                                                   ------------
MANUFACTURING -- 3.4%
Avery Dennison Corp. ..............      132,004      8,056,204
Sealed Air Corp. (a)...............      100,557      4,734,224
                                                   ------------
                                                     12,790,428
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS/MINING -- 3.1%
Freeport-McMoRan Copper & Gold,
  Inc. (Class B) (a)...............      172,826   $  3,045,194
Inco Ltd. (a)......................      219,623      4,298,022
Phelps Dodge Corp. ................       94,463      3,976,892
                                                   ------------
                                                     11,320,108
                                                   ------------
PAPER & FOREST PRODUCTS -- 18.3%
Boise Cascade Corp. ...............       69,636      2,523,609
Georgia-Pacific Corp. .............      276,698      8,287,105
International Paper Co. ...........      579,957     24,943,951
Louisiana-Pacific Corp. ...........      126,384      1,357,364
MeadWestvaco Corp. ................      239,200      7,929,480
Plum Creek Timber Co., Inc. .......      219,888      6,532,872
Weyerhaeuser Co. ..................      265,061     16,661,734
                                                   ------------
                                                     68,236,115
                                                   ------------
STEEL -- 3.0%
Allegheny Technologies, Inc. ......       96,394      1,594,357
Nucor Corp. .......................       93,664      6,016,975
United States Steel Corp. .........      107,038      1,942,740
Worthington Industries, Inc. ......      102,572      1,575,506
                                                   ------------
                                                     11,129,578
                                                   ------------

TOTAL COMMON STOCKS --
  (Cost $368,570,272)..............                 372,347,467
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $795,547).......      795,547        795,547
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $369,365,819)..............                 373,143,014
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                    (963,377)
                                                   ------------
NET ASSETS -- 100.0%...............                $372,179,637
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
APPAREL -- 1.4%
Cintas Corp. ........................     46,967   $  2,341,775
                                                   ------------
ENTERTAINMENT -- 23.0%
Disney (Walt) Co. (The)..............    563,672     13,009,550
International Game Technology (a)....     24,799      1,545,474
Viacom, Inc. (a).....................    490,369     23,719,148
                                                   ------------
                                                     38,274,172
                                                   ------------
FINANCIAL SERVICES -- 4.9%
Cendant Corp. (a)....................    288,459      5,538,413
H&R Block, Inc. .....................     59,990      2,666,555
                                                   ------------
                                                      8,204,968
                                                   ------------
HOTELS -- 8.5%
Carnival Corp. ......................    170,299      5,560,262
Harrah's Entertainment, Inc. (a).....     37,883      1,676,702
Hilton Hotels Corp. .................    119,217      1,704,803
Marriott International, Inc. ........     71,070      3,194,597
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................     54,753      2,059,260
                                                   ------------
                                                     14,195,624
                                                   ------------
INFORMATION SERVICES -- 8.0%
IMS Health, Inc. ....................     92,077      2,067,129
Interpublic Group of Cos., Inc. .....    109,071      3,738,954
Omnicom Group, Inc. .................     53,287      5,030,293
Robert Half International, Inc.
  (a)................................     48,428      1,429,594
TMP Worldwide, Inc. (a)..............     30,543      1,052,817
                                                   ------------
                                                     13,318,787
                                                   ------------
MEDIA -- 10.8%
Clear Channel Communications, Inc.
  (a)................................    169,248      8,701,040
Comcast Corp. (Class A) (a)..........    216,085      6,871,503
Univision Communications, Inc. (Class
  A) (a).............................     58,165      2,442,930
                                                   ------------
                                                     18,015,473
                                                   ------------
MEDICAL PROVIDERS -- 20.8%
Aetna, Inc. .........................     39,680      1,540,378
CIGNA Corp. .........................     40,010      4,056,614
HCA, Inc. ...........................    147,344      6,494,924
Health Management Associates, Inc.
  (Class A) (a)......................     66,818      1,385,137
Healthsouth Corp. (a)................    131,204      1,882,777
Humana, Inc. (a).....................     78,011      1,055,489
Manor Care, Inc. (a).................     52,327      1,219,219
Quintiles Transnational Corp. (a)....     46,269        821,275
Tenet Healthcare Corp. (a)...........     95,968      6,431,775
UnitedHealth Group, Inc. ............     90,125      6,887,352
Wellpoint Health Networks, Inc.
  (a)................................     45,214      2,878,775
                                                   ------------
                                                     34,653,715
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PUBLISHING -- 13.6%
American Greetings Corp. (Class A)...     25,594   $    464,531
Deluxe Corp. ........................     24,599      1,137,950
Dow Jones & Co., Inc. ...............     25,572      1,488,802
Gannett Co., Inc. ...................     75,977      5,781,850
Knight Ridder, Inc. .................     26,541      1,823,101
McGraw-Hill Cos., Inc. (The).........     56,216      3,836,742
Meredith Corp. ......................     18,263        776,360
New York Times Co. (The) (Class A)...     45,563      2,180,645
R.R. Donnelley & Sons Co. ...........     38,365      1,193,151
Tribune Co. .........................     86,773      3,944,701
                                                   ------------
                                                     22,627,833
                                                   ------------
RESTAURANTS -- 8.9%
Darden Restaurants, Inc. ............     41,415      1,681,035
McDonald's Corp. ....................    233,579      6,481,817
Starbucks Corp. (a)..................    114,405      2,646,188
Tricon Global Restaurants, Inc.
  (a)................................     46,206      2,715,989
Wendy's International, Inc. .........     37,223      1,302,060
                                                   ------------
                                                     14,827,089
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $163,447,067)................               166,459,436
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $239,087)...............    239,087        239,087
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $163,686,154)................               166,698,523
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                   (63,028)
                                                   ------------
NET ASSETS -- 100.0%.................              $166,635,495
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
AGRICULTURE -- 0.4%
Archer-Daniels-Midland Co. ..........     96,814   $  1,348,619
                                                   ------------
ALCOHOL -- 2.3%
Adolph Coors Co. (Class B)...........      5,316        358,671
Anheuser-Busch Cos., Inc. ...........    130,918      6,833,920
Brown-Forman Corp. (Class B).........     10,148        738,368
                                                   ------------
                                                      7,930,959
                                                   ------------
BIOTECHNOLOGY -- 3.8%
Amgen, Inc. (a)......................    154,983      9,249,386
Biogen, Inc. (a).....................     21,874      1,073,138
Chiron Corp. (a).....................     27,995      1,284,691
MedImmune, Inc. (a)..................     36,601      1,439,517
                                                   ------------
                                                     13,046,732
                                                   ------------
DRUGS -- 36.0%
Allergan, Inc. ......................     19,408      1,254,727
AmerisourceBergen Corp. .............     15,239      1,040,824
Bristol-Myers Squibb Co. ............    286,361     11,594,757
Cardinal Health, Inc. ...............     66,470      4,712,058
Eli Lilly & Co. .....................    166,320     12,673,584
Forest Laboratories, Inc. (a)........     26,360      2,153,612
Immunex Corp. (a)....................     80,570      2,438,048
King Pharmaceuticals, Inc. (a).......     36,355      1,272,789
McKesson Corp. ......................     42,318      1,583,963
Merck & Co., Inc. ...................    336,513     19,376,418
Pfizer, Inc. ........................    930,031     36,959,432
Pharmacia Corp. .....................    191,947      8,652,971
Schering-Plough Corp. ...............    216,677      6,781,990
Watson Pharmaceuticals, Inc. (a).....     15,705        425,448
Wyeth................................    195,244     12,817,769
                                                   ------------
                                                    123,738,390
                                                   ------------
FOOD AND BEVERAGES -- 17.1%
Campbell Soup Co. ...................     60,575      1,623,410
Coca-Cola Co. (The)..................    367,627     19,212,187
Coca-Cola Enterprises, Inc. .........     65,802      1,235,762
ConAgra Foods, Inc. .................     79,493      1,927,705
General Mills, Inc. .................     53,895      2,632,771
H.J. Heinz Co. ......................     51,835      2,151,153
Hershey Foods Corp. .................     20,042      1,373,679
Kellogg Co. .........................     60,164      2,019,705
PepsiCo, Inc. .......................    258,878     13,332,217
Sara Lee Corp. ......................    115,944      2,406,997
SUPERVALU, Inc. .....................     19,761        509,834
Sysco Corp. .........................     98,670      2,942,339
The Pepsi Bottling Group, Inc. ......     42,081      1,088,635
Unilever N.V. (N.Y. Shares)..........     84,626      4,806,757
W.M. Wrigley Jr. Co. ................     33,358      1,778,315
                                                   ------------
                                                     59,041,466
                                                   ------------
GROCERY -- 2.4%
Albertson's, Inc. ...................     60,134      1,992,841
Kroger Co. (a).......................    118,418      2,624,143
Safeway, Inc. (a)....................     74,245      3,342,510
Winn-Dixie Stores, Inc. .............     20,734        332,573
                                                   ------------
                                                      8,292,067
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HOME PRODUCTS -- 4.5%
Alberto-Culver Co. (Class B).........      8,345   $    450,630
Avon Products, Inc. .................     34,965      1,899,299
Clorox Co. ..........................     34,390      1,500,436
Colgate-Palmolive Co. ...............     81,617      4,664,412
Fortune Brands, Inc. ................     22,029      1,087,572
Gillette Co. ........................    156,242      5,313,790
International Flavors & Fragrances,
  Inc. ..............................     14,091        492,762
                                                   ------------
                                                     15,408,901
                                                   ------------
HOUSEHOLD PRODUCTS -- 6.5%
Kimberly-Clark Corp. ................     77,657      5,020,525
Procter & Gamble Co. ................    191,702     17,270,433
                                                   ------------
                                                     22,290,958
                                                   ------------
MEDICAL PRODUCTS -- 19.4%
Abbott Laboratories..................    230,318     12,114,727
Bausch & Lomb, Inc. .................      7,959        354,733
Baxter International, Inc. ..........     87,381      5,200,917
Becton, Dickinson & Co. .............     38,225      1,441,847
Biomet, Inc. ........................     39,883      1,079,234
Boston Scientific Corp. (a)..........     59,745      1,499,002
C.R. Bard, Inc. .....................      7,580        447,599
Genzyme Corp. (a)....................     31,415      1,371,893
Guidant Corp. (a)....................     45,073      1,952,562
Johnson & Johnson Co. ...............    453,775     29,472,686
Medtronic, Inc. .....................    179,141      8,098,965
St. Jude Medical Center, Inc. (a)....     12,894        994,772
Stryker Corp. .......................     29,082      1,754,517
Zimmer Holdings, Inc. (a)............     28,647        975,430
                                                   ------------
                                                     66,758,884
                                                   ------------
SPECIALTY RETAIL -- 2.3%
CVS Corp. ...........................     57,896      1,987,570
Walgreen Co. ........................    150,948      5,915,652
                                                   ------------
                                                      7,903,222
                                                   ------------
TOBACCO -- 5.2%
Philip Morris Cos., Inc. ............    320,617     16,886,897
UST, Inc. ...........................     24,945        971,109
                                                   ------------
                                                     17,858,006
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $355,015,646)................               343,618,204
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $898,563)...............    898,563        898,563
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $355,914,209)................               344,516,767
OTHER ASSETS AND LIABILITIES --
  (0.2)%.............................                  (575,822)
                                                   ------------
NET ASSETS -- 100.0%.................              $343,940,945
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.8%
AIRLINES -- 2.8%
AMR Corp. (a)........................     39,990   $  1,056,136
Delta Air Lines, Inc. ...............     33,363      1,091,637
Southwest Airlines Co. ..............    202,216      3,912,880
US Airways Group, Inc. (a)...........     23,414        151,020
                                                   ------------
                                                      6,211,673
                                                   ------------
APPAREL -- 7.7%
Gap, Inc. (The)......................    206,390      3,104,106
Jones Apparel Group, Inc. (a)........     29,161      1,019,177
Limited, Inc. (The)..................    134,294      2,403,863
Liz Claiborne, Inc. .................     35,973      1,020,194
Nike, Inc. (Class B).................     67,055      4,023,970
Reebok International Ltd. (a)........     46,219      1,249,300
TJX Cos., Inc. (The).................     74,633      2,986,066
V.F. Corp. ..........................     33,462      1,447,231
                                                   ------------
                                                     17,253,907
                                                   ------------
CONSTRUCTION -- 3.1%
Centex Corp. ........................     25,452      1,321,723
KB HOME..............................     23,283      1,010,482
Masco Corp. .........................    117,287      3,219,528
Pulte Homes, Inc. ...................     30,928      1,479,905
                                                   ------------
                                                      7,031,638
                                                   ------------
CONSUMER DURABLES -- 2.1%
Black & Decker Corp. ................     23,155      1,077,634
Maytag Corp. ........................     22,719      1,005,316
Stanley Works (The)..................     27,714      1,281,772
Whirlpool Corp. .....................     19,082      1,441,645
                                                   ------------
                                                      4,806,367
                                                   ------------
DEPARTMENT STORES -- 36.4%
Big Lots, Inc. (a)...................     43,204        607,016
Costco Wholesale Corp. (a)...........    110,750      4,410,065
Dillard's, Inc. (Class A)............     29,502        703,918
Family Dollar Stores, Inc. ..........     40,067      1,342,645
Federated Department Stores, Inc.
  (a)................................     49,240      2,011,454
J.C. Penney Co., Inc. (Holding
  Co.)...............................     75,221      1,557,827
Kohl's Corp. (a).....................     85,183      6,060,770
May Department Stores Co. ...........     75,169      2,619,640
Nordstrom, Inc. .....................     40,658        996,121
Sears, Roebuck & Co. ................     82,298      4,219,418
Target Corp. ........................    216,721      9,345,010
Wal-Mart Stores, Inc. ...............    781,428     47,893,722
                                                   ------------
                                                     81,767,606
                                                   ------------
HOUSEWARES -- 1.9%
Leggett & Platt, Inc. ...............     57,823      1,434,010
Newell Rubbermaid, Inc. .............     70,012      2,237,584
Tupperware Corp. ....................     28,924        658,021
                                                   ------------
                                                      4,329,615
                                                   ------------
LEISURE TIME -- 1.9%
Brunswick Corp. .....................     31,255        853,886
Hasbro, Inc. ........................     52,529        831,009
Mattel, Inc. ........................    120,777      2,516,993
                                                   ------------
                                                      4,201,888
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MOTOR VEHICLES -- 11.7%
Cooper Tire & Rubber Co. ............     32,561   $    704,946
Delphi Corp. ........................    146,523      2,342,903
Ford Motor Co. ......................    427,865      7,055,494
General Motors Corp. ................    132,041      7,981,878
Genuine Parts Co. ...................     50,246      1,847,545
Goodyear Tire & Rubber Co. (The).....     48,028      1,228,076
Harley-Davidson, Inc. ...............     70,318      3,876,631
Snap-on, Inc. .......................     22,693        772,697
Visteon Corp. .......................     30,360        502,458
                                                   ------------
                                                     26,312,628
                                                   ------------
RAILROADS -- 5.1%
Burlington Northern Santa Fe
  Corp. .............................     98,133      2,961,654
CSX Corp. ...........................     57,380      2,186,752
Norfolk Southern Corp. ..............    102,261      2,448,128
Union Pacific Corp. .................     63,558      3,949,494
                                                   ------------
                                                     11,546,028
                                                   ------------
SPECIALTY RETAIL -- 24.8%
AutoZone, Inc. (a)...................     30,710      2,114,384
Bed Bath & Beyond, Inc. (a)..........     83,564      2,820,285
Best Buy Co., Inc. (a)...............     54,988      4,355,050
Circuit City Stores-Circuit City
  Group..............................     54,557        984,208
Dollar General Corp. ................     91,468      1,489,099
Home Depot, Inc. ....................    548,177     26,646,884
Lowe's Cos., Inc. ...................    188,471      8,196,604
Office Depot, Inc. (a)...............     93,786      1,861,652
RadioShack Corp. ....................     46,459      1,395,628
Sherwin-Williams Co. (The)...........     47,561      1,354,537
Staples, Inc. (a)....................    119,194      2,380,304
Tiffany & Co. .......................     33,653      1,196,364
Toys "R" Us, Inc. (a)................     60,062      1,078,714
                                                   ------------
                                                     55,873,713
                                                   ------------
TRUCKING AND FREIGHT FORWARD -- 2.3%
FedEx Corp. (a)......................     75,314      4,375,744
Ryder System, Inc. ..................     24,232        715,813
                                                   ------------
                                                      5,091,557
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $229,195,160)................               224,426,620
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $750,257)...............    750,257        750,257
                                                   ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $229,945,417)................               225,176,877
OTHER ASSETS AND LIABILITIES --
  (0.1)%.............................                  (300,385)
                                                   ------------
NET ASSETS -- 100.0%.................              $224,876,492
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
ENERGY RESOURCES -- 72.0%
Amerada Hess Corp. ..................    120,440   $  9,558,118
Anadarko Petroleum Corp. ............    223,702     12,625,741
Apache Corp. ........................    166,913      9,494,011
Burlington Resources, Inc. ..........    231,682      9,288,131
ChevronTexaco Corp. .................    218,460     19,720,384
Conoco, Inc. ........................    521,533     15,218,333
Devon Energy Corp. ..................    226,798     10,947,540
Exxon Mobil Corp. ...................  2,460,365    107,837,798
Kerr-McGee Corp. ....................    136,918      8,605,296
Kinder Morgan, Inc. .................    155,043      7,508,733
Marathon Oil Corp. ..................    325,492      9,374,170
Occidental Petroleum Corp. ..........    378,454     11,031,934
Phillips Petroleum Co. ..............    297,057     18,655,180
Royal Dutch Petroleum Co. ...........  1,320,822     71,747,051
Unocal Corp. ........................    262,757     10,234,385
                                                   ------------
                                                    331,846,805
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.3%
McDermott International, Inc. (a)....    377,889      5,876,174
                                                   ------------
NATURAL GAS -- 6.3%
El Paso Corp. .......................    397,805     17,515,354
Williams Cos., Inc. (The)............    480,195     11,313,394
                                                   ------------
                                                     28,828,748
                                                   ------------
OIL AND GAS REFINING -- 2.6%
Ashland, Inc. .......................    132,355      6,023,476
Sunoco, Inc. ........................    153,009      6,121,890
                                                   ------------
                                                     12,145,366
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
OIL AND GAS SERVICES -- 17.9%
Baker Hughes, Inc. ..................    312,741   $ 11,962,343
EOG Resources, Inc. .................    176,417      7,155,473
Halliburton Co. .....................    577,666      9,860,759
Nabors Industries, Inc. (a)..........    200,504      8,471,294
Noble Drilling Corp. (a).............    196,062      8,115,006
Rowan Cos., Inc. (a).................    267,094      6,153,846
Schlumberger Ltd.....................    348,202     20,481,242
Transocean Sedco Forex, Inc. ........    316,252     10,509,054
                                                   ------------
                                                     82,709,017
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $464,697,214)................               461,406,110
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $997,665)...............    997,665        997,665
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $465,694,879)................               462,403,775
OTHER ASSETS AND
  LIABILITIES -- (0.3)%..............                (1,320,509)
                                                   ------------
NET ASSETS -- 100.0%.................              $461,083,266
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
BANKS -- 30.5%
AmSouth Bancorp......................    108,412   $  2,382,896
Bank of America Corp. ...............    469,572     31,940,287
Bank of New York Co., Inc. (The).....    219,822      9,236,920
Bank One Corp. ......................    348,289     14,551,514
BB&T Corp. ..........................    137,501      5,240,163
Comerica, Inc. ......................     52,939      3,312,393
Fifth Third Bancorp..................    173,939     11,737,404
FleetBoston Financial Corp. .........    312,047     10,921,645
Huntington Bancshares, Inc. .........     76,001      1,497,220
KeyCorp..............................    125,942      3,356,354
Mellon Financial Corp. ..............    139,512      5,383,768
National City Corp. .................    180,650      5,556,794
Northern Trust Corp. ................     66,118      3,974,353
PNC Financial Services Group.........     85,067      5,230,770
Regions Financial Corp. .............     67,450      2,316,907
SouthTrust Corp. ....................    101,998      2,692,747
State Street Corp. ..................     97,009      5,372,358
SunTrust Banks, Inc. ................     86,102      5,745,587
Synovus Financial Corp. .............     86,689      2,642,281
Union Planters Corp. ................     40,910      1,938,725
Wachovia Corp. ......................    406,480     15,072,278
Wells Fargo & Co. ...................    505,967     24,994,770
Zions Bancorp........................     27,629      1,637,571
                                                   ------------
                                                    176,735,705
                                                   ------------
CONSUMER FINANCE -- 4.1%
Capital One Financial Corp. .........     63,994      4,086,017
Countrywide Credit Industries,
  Inc. ..............................     36,308      1,624,783
Household International, Inc. .......    136,502      7,753,313
MBNA Corp. ..........................    254,217      9,805,150
Providian Financial Corp. ...........     86,652        654,223
                                                   ------------
                                                     23,923,486
                                                   ------------
FINANCIAL SERVICES -- 37.5%
Ambac Financial Group, Inc. .........     31,268      1,847,001
American Express Co. ................    398,594     16,326,410
Aon Corp. ...........................     79,993      2,799,755
Citigroup, Inc. .....................  1,535,792     76,052,420
Fannie Mae...........................    298,192     23,819,577
Freddie Mac..........................    207,659     13,159,351
J.P. Morgan Chase & Co. .............    588,824     20,991,576
John Hancock Financial Services,
  Inc. ..............................     88,867      3,393,831
Marsh & McLennan Cos., Inc. .........     81,964      9,240,621
Marshall & Ilsley Corp. .............     31,496      1,960,311
MetLife, Inc. .......................    216,194      6,810,111
Moody's Corp. .......................     46,391      1,906,670
Morgan Stanley Dean Witter & Co. ....    327,669     18,778,710
Stilwell Financial, Inc. ............     66,695      1,633,360
T. Rowe Price Group, Inc. ...........     37,374      1,454,970
U.S. Bancorp.........................    569,332     12,849,823
USA Education, Inc. .................     46,967      4,593,373
                                                   ------------
                                                    217,617,870
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
LIFE INSURANCE -- 2.4%
Aflac, Inc...........................    156,374   $  4,613,033
Conseco, Inc. (a)....................    102,401        370,692
Jefferson-Pilot Corp. ...............     44,781      2,242,632
Lincoln National Corp. ..............     56,398      2,861,071
Torchmark Corp. .....................     37,465      1,509,465
UnumProvident Corp. .................     72,023      2,011,602
                                                   ------------
                                                     13,608,495
                                                   ------------
PROPERTY INSURANCE -- 16.9%
ACE Ltd. ............................     77,731      3,241,383
Allstate Corp. ......................    212,632      8,031,111
American International Group,
  Inc. ..............................    779,807     56,255,277
Chubb Corp. .........................     50,501      3,691,623
Cincinnati Financial Corp. ..........     48,726      2,127,377
Hartford Financial Services Group,
  Inc. (The).........................     73,094      4,979,163
Loews Corp. .........................     57,309      3,357,161
MBIA, Inc. ..........................     44,062      2,409,751
MGIC Investment Corp. ...............     31,789      2,175,321
Progressive Corp. (The)..............     21,892      3,647,645
SAFECO Corp. ........................     37,935      1,215,437
St. Paul Cos., Inc. (The)............     61,620      2,825,277
XL Capital Ltd. .....................     39,448      3,682,471
                                                   ------------
                                                     97,638,997
                                                   ------------
REAL ESTATE -- 1.0%
Equity Office Properties Trust.......    123,334      3,698,787
Equity Residential Properties
  Trust..............................     80,339      2,308,943
                                                   ------------
                                                      6,007,730
                                                   ------------
SAVINGS AND LOANS -- 2.5%
Charter One Financial, Inc. .........     66,841      2,086,776
Golden West Financial Corp. .........     46,888      2,977,388
Washington Mutual, Inc. .............    287,607      9,528,420
                                                   ------------
                                                     14,592,584
                                                   ------------
SECURITY DEALERS/ASSET
  MANAGEMENT -- 5.0%
Bear Stearns Cos., Inc. (The)........     29,795      1,869,636
Charles Schwab Corp. (The)...........    407,537      5,334,659
Franklin Resources, Inc. ............     77,501      3,248,842
Lehman Brothers Holdings, Inc. ......     72,819      4,707,020
Merrill Lynch & Co., Inc. ...........    251,246     13,914,005
                                                   ------------
                                                     29,074,162
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $628,696,626)................               579,199,029
                                                   ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $2,214,629).............  2,214,629      2,214,629
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $630,911,255)................               581,413,658
OTHER ASSETS AND LIABILITIES --
  (0.3)%.............................                (1,733,540)
                                                   ------------
NET ASSETS -- 100.0%.................              $579,680,118
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.1%
DEFENSE/AEROSPACE -- 12.6%
Boeing Co. ............................  212,131   $ 10,235,321
General Dynamics Corp. ................   51,110      4,801,785
Goodrich Corp. ........................   25,762        815,110
Lockheed Martin Corp. .................  112,212      6,461,167
Northrop Grumman Corp. ................   28,019      3,167,548
Raytheon Co. ..........................   99,066      4,066,659
Rockwell Collins, Inc. ................   46,652      1,176,563
                                                   ------------
                                                     30,724,153
                                                   ------------
ELECTRICAL EQUIPMENT -- 21.4%
American Power Conversion Corp. (a)....   49,711        734,729
Cooper Industries, Inc. ...............  108,106      4,535,047
Emerson Electric Co. ..................  164,163      9,421,314
General Electric Co. ..................  979,694     36,689,540
Rockwell Automation, Inc. .............   46,668        936,160
                                                   ------------
                                                     52,316,790
                                                   ------------
ELECTRONICS -- 0.6%
PerkinElmer, Inc. .....................   31,244        578,014
Waters Corp. (a).......................   33,148        927,150
                                                   ------------
                                                      1,505,164
                                                   ------------
ENGINEERING & CONSTRUCTION -- 0.3%
Fluor Corp. ...........................   20,270        826,813
                                                   ------------
MACHINERY-DIVERSIFIED -- 10.9%
Caterpillar, Inc. .....................  157,320      8,943,642
Deere & Co. ...........................  137,009      6,240,760
Dover Corp. ...........................  111,560      4,573,960
Ingersoll-Rand Co. (Class A)...........  111,674      5,585,933
ITT Industries, Inc. ..................   22,427      1,413,798
                                                   ------------
                                                     26,758,093
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MANUFACTURING -- 40.2%
Applera Corp. -- Applied Biosystems
  Group................................   53,890   $  1,204,442
Corning, Inc. .........................  285,147      2,172,820
Crane Co. .............................  124,685      3,408,888
Danaher Corp. .........................  103,615      7,358,737
Eaton Corp. ...........................   52,768      4,273,153
Honeywell International, Inc. .........  266,013     10,180,318
Illinois Tool Works, Inc. .............  126,937      9,183,892
Johnson Controls, Inc. ................   73,698      6,508,270
Millipore Corp. .......................   12,077        534,286
Minnesota Mining & Manufacturing
  Co. .................................  111,668     12,842,937
Pall Corp. ............................  150,771      3,089,298
Parker-Hannifin Corp. .................  101,988      5,089,201
Power-One, Inc. (a)....................   20,041        163,935
Textron, Inc. .........................   81,274      4,153,107
Thermo Electron Corp. .................   45,106        935,047
Tyco International Ltd. ...............  569,365     18,401,877
United Technologies Corp. .............  119,603      8,874,543
                                                   ------------
                                                     98,374,751
                                                   ------------
MOTOR VEHICLES -- 7.3%
Cummins, Inc. .........................   85,366      4,031,836
Dana Corp. ............................  130,862      2,809,607
Navistar International Corp. ..........   82,365      3,648,769
PACCAR, Inc. ..........................   78,446      5,743,032
TRW, Inc. .............................   31,932      1,643,540
                                                   ------------
                                                     17,876,784
                                                   ------------
WASTE MANAGEMENT -- 6.8%
Allied Waste Industries, Inc. (a)......  516,218      6,710,834
Waste Management, Inc. ................  364,865      9,942,571
                                                   ------------
                                                     16,653,405
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $266,245,121)..................             245,035,953
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $252,932).................  252,932        252,932
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $266,498,053)..................             245,288,885
OTHER ASSETS AND
  LIABILITIES -- (0.2)%................                (412,471)
                                                   ------------
NET ASSETS -- 100.0%...................            $244,876,414
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 5.8%
ADC Telecommunications, Inc. (a)....    437,257   $    1,779,636
Andrew Corp. (a)....................     60,410        1,010,659
Applied Micro Circuits Corp. (a)....    165,299        1,322,392
Avaya, Inc. (a).....................    198,944        1,468,207
CIENA Corp. (a).....................    181,195        1,630,755
Comverse Technology, Inc. (a).......    102,728        1,301,564
JDS Uniphase Corp. (a)..............    750,311        4,419,332
Lucent Technologies, Inc. ..........  1,891,157        8,945,173
Motorola, Inc. .....................  1,241,762       17,633,020
Nortel Networks Corp. ..............  1,788,991        8,032,569
QUALCOMM, Inc. (a)..................    423,428       15,937,830
Scientific-Atlanta, Inc. ...........    103,356        2,387,524
Tellabs, Inc. (a)...................    231,515        2,423,962
                                                  --------------
                                                      68,292,623
                                                  --------------
COMPUTER HARDWARE -- 24.1%
Apple Computer, Inc. (a)............    208,815        4,942,651
Cisco Systems, Inc. (a).............  4,054,877       68,649,068
Compaq Computer Corp. ..............    954,486        9,974,379
Dell Computer Corp. (a).............  1,448,905       37,830,910
EMC Corp. ..........................  1,236,024       14,733,406
Gateway, Inc. (a)...................    188,911        1,193,917
Hewlett-Packard Co. ................  1,078,908       19,355,609
International Business Machines
  Corp. ............................    952,123       99,020,792
Lexmark International, Inc. (Class
  A) (a)............................     72,021        4,118,161
NCR Corp. (a).......................     53,724        2,404,149
Network Appliance, Inc. (a).........    208,092        4,240,915
Palm, Inc. (a)......................    314,577        1,255,162
Sun Microsystems, Inc. (a)..........  1,813,372       15,993,941
                                                  --------------
                                                     283,713,060
                                                  --------------
COMPUTERS SOFTWARE -- 24.3%
Adobe Systems, Inc. ................    143,863        5,796,240
Autodesk, Inc. .....................     39,558        1,846,963
BMC Software, Inc. (a)..............    140,112        2,725,178
Citrix Systems, Inc. (a)............    103,951        1,796,273
Computer Associates International,
  Inc. .............................    324,841        7,110,769
Compuware Corp. (a).................    215,326        2,779,859
Intuit, Inc. (a)....................    117,496        4,507,147
Mercury Interactive Corp. (a).......     45,855        1,726,441
Microsoft Corp. (a).................  2,993,039      180,510,182
Novell, Inc. (a)....................    200,441          779,715
Oracle Corp. (a)....................  3,068,552       39,277,466
Parametric Technology Corp. (a).....    162,113          979,163
PeopleSoft, Inc. (a)................    189,066        6,906,581
Rational Software Corp. (a).........    107,500        1,701,725
Sapient Corp. (a)...................     68,644          326,059
Siebel Systems, Inc. (a)............    255,530        8,332,833
Unisys Corp. (a)....................    185,557        2,343,585
VERITAS Software Corp. (a)..........    221,583        9,711,983
Yahoo!, Inc. (a)....................    321,537        5,938,788
                                                  --------------
                                                     285,096,950
                                                  --------------
ELECTRICAL EQUIPMENT -- 1.2%
Jabil Circuit, Inc. (a).............    109,189        2,569,217
Molex, Inc. ........................    107,364        3,722,310
Sanmina-SCI Corp. (a)...............    288,534        3,390,275

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
ELECTRICAL EQUIPMENT -- (CONTINUED)
Solectron Corp. (a).................    468,898   $    3,657,404
Thomas & Betts Corp. ...............     38,493          814,512
                                                  --------------
                                                      14,153,718
                                                  --------------
ELECTRONICS -- 1.3%
Agilent Technologies, Inc. (a)......    256,361        8,962,381
Symbol Technologies, Inc. ..........    126,473        1,421,556
Tektronix, Inc. (a).................     69,490        1,644,133
W.W. Grainger, Inc. ................     57,029        3,206,741
                                                  --------------
                                                      15,234,811
                                                  --------------
INFORMATION SERVICES -- 7.8%
Automatic Data Processing, Inc. ....    349,655       20,374,397
Computer Sciences Corp. (a).........     99,045        5,026,534
Concord EFS, Inc. (a)...............    280,877        9,339,160
Convergys Corp. (a).................     95,291        2,817,755
Electronic Data Systems Corp. ......    270,664       15,695,805
Equifax, Inc. ......................     88,220        2,637,778
First Data Corp. ...................    216,284       18,870,779
Fiserv, Inc. (a)....................    105,360        4,845,506
Paychex, Inc. ......................    220,890        8,769,333
Sabre Holdings Corp. (a)............     73,926        3,453,084
                                                  --------------
                                                      91,830,131
                                                  --------------
MEDIA -- 5.0%
AOL Time Warner, Inc. (a)...........  2,458,097       58,133,994
                                                  --------------
OFFICE EQUIPMENT & SUPPLIES -- 0.5%
Pitney Bowes, Inc. .................    138,791        5,940,255
                                                  --------------
PHOTOGRAPHY/IMAGING -- 0.8%
Eastman Kodak Co. ..................    164,704        5,133,824
Xerox Corp. ........................    404,139        4,344,494
                                                  --------------
                                                       9,478,318
                                                  --------------
SEMI-CONDUCTORS -- 22.3%
Advanced Micro Devices, Inc. (a)....    225,590        3,318,429
Altera Corp. (a)....................    213,399        4,667,036
Analog Devices, Inc. (a)............    201,676        9,083,487
Applied Materials, Inc. (a).........    462,626       25,106,713
Broadcom Corp. (Class A) (a)........    145,306        5,216,485
Conexant Systems, Inc. (a)..........    141,148        1,700,833
Intel Corp. ........................  3,709,817      112,815,535
KLA-Tencor Corp. (a)................    113,545        7,550,743
Linear Technology Corp. ............    175,389        7,755,702
LSI Logic Corp. (a).................    218,969        3,722,473
Maxim Integrated Products, Inc.
  (a)...............................    180,138       10,035,488
Micron Technology, Inc. (a).........    348,866       11,477,691
National Semiconductor Corp. (a)....    109,156        3,677,466
Novellus Systems, Inc. (a)..........     79,323        4,294,547
NVIDIA Corp. (a)....................     80,040        3,550,574
PMC-Sierra, Inc. (a)................     91,473        1,489,181
QLogic Corp. (a)....................     51,316        2,541,168
Teradyne, Inc. (a)..................     99,791        3,934,759
Texas Instruments, Inc. ............    968,529       32,058,310
Vitesse Semiconductor Corp. (a).....    110,661        1,084,478
Xilinx, Inc. (a)....................    184,996        7,373,941
                                                  --------------
                                                     262,455,039
                                                  --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
TELEPHONE -- 5.0%
AT&T Corp. .........................  1,955,874   $   30,707,222
CenturyTel, Inc. ...................     85,380        2,902,920
Citizens Communications Co. (a).....    155,109        1,667,422
Qwest Communications International,
  Inc. .............................    920,277        7,564,677
Sprint Corp. .......................    496,607        7,593,121
WorldCom, Inc.-WorldCom Group.......  1,282,264        8,642,459
                                                  --------------
                                                      59,077,821
                                                  --------------
WIRELESS COMMUNICATIONS -- 1.8%
AT&T Wireless Services, Inc. (a)....  1,493,846       13,369,922
Nextel Communications, Inc. (Class
  A) (a)............................    458,353        2,465,939
Sprint Corp. (PCS Group) (a)........    556,770        5,729,163
                                                  --------------
                                                      21,565,024
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,993,536,090).............               1,174,971,744
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUNDS -- 0.2%
AIM Short Term Investment Class
  Prime Fund........................  1,881,451   $    1,881,451
Federated Prime Obligations Fund....      2,609            2,609
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,884,060).................                   1,884,060
                                                  --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,995,420,150).............               1,176,855,804
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                    (625,227)
                                                  --------------
NET ASSETS -- 100.0%................              $1,176,230,577
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.6%
ELECTRIC UTILITIES -- 54.2%
AES Corp. (a)........................    122,947   $  1,106,523
Allegheny Energy, Inc. ..............     24,317      1,005,508
Ameren Corp. ........................     44,874      1,918,364
American Electric Power Co., Inc. ...     93,451      4,307,157
Calpine Corp. (a)....................     59,256        752,551
Cinergy Corp. .......................     60,077      2,147,753
CMS Energy Corp. ....................     59,400      1,344,222
Consolidated Edison, Inc. ...........     59,665      2,500,560
Constellation Energy Group, Inc. ....     51,816      1,598,524
Dominion Resources, Inc. ............     67,391      4,391,198
DTE Energy Co. ......................     52,050      2,368,275
Duke Energy Corp. ...................    184,473      6,973,079
Edison International.................     95,176      1,594,198
Entergy Corp. .......................     67,614      2,935,124
Exelon Corp. ........................     87,902      4,656,169
FirstEnergy Corp. ...................     93,145      3,220,954
FPL Group, Inc. .....................     46,006      2,739,657
Mirant Corp. (a).....................     77,600      1,121,320
NiSource, Inc. ......................     40,104        920,387
PG&E Corp. ..........................    101,622      2,394,214
Pinnacle West Capital Corp. .........     36,878      1,672,417
PPL Corp. ...........................     56,245      2,227,864
Progress Energy, Inc. ...............     65,959      3,300,588
Public Service Enterprise Group,
  Inc. ..............................     58,222      2,666,568
Reliant Energy, Inc. ................     83,344      2,149,442
Southern Co. (The)...................    160,650      4,255,618
TECO Energy, Inc. ...................     27,091        775,615
TXU Corp. ...........................     69,290      3,776,998
Xcel Energy, Inc. ...................    140,594      3,564,058
                                                   ------------
                                                     74,384,905
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
NATURAL GAS -- 5.1%
Dynegy, Inc. (Class A)...............     68,037   $  1,973,073
KeySpan Corp. .......................     26,906        979,109
Nicor, Inc. .........................     24,694      1,124,812
Peoples Energy Corp. ................     26,989      1,062,827
Sempra Energy........................     72,780      1,830,417
                                                   ------------
                                                      6,970,238
                                                   ------------
TELEPHONE -- 41.3%
ALLTEL Corp. ........................     68,837      3,823,896
BellSouth Corp. .....................    126,120      4,648,783
SBC Communications, Inc. ............    648,959     24,297,025
Verizon Communications, Inc. ........    525,511     23,989,577
                                                   ------------
                                                     56,759,281
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $152,432,093)................               138,114,424
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $153,430)...............    153,430        153,430
                                                   ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $152,585,523)................               138,267,854
OTHER ASSETS AND
  LIABILITIES -- (0.7)%..............                  (915,774)
                                                   ------------
NET ASSETS -- 100.0%.................              $137,352,080
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002 (UNAUDITED)

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $373,143,014    $166,698,523    $344,516,767     $225,176,877
  Cash.................................................        79,274          51,381         101,265            8,187
  Receivable for income delivered for Select Sector
    SPDRs purchased in-kind............................            --              --              --               --
  Dividends receivable (Note 2)........................       520,556          64,057         481,446          163,517
  Miscellaneous receivable.............................         7,088           9,339          22,949            7,883
  Prepaid expenses.....................................         2,019           1,917           4,347            2,289
                                                         ------------    ------------    ------------     ------------
         TOTAL ASSETS..................................   373,751,951     166,825,217     345,126,774      225,358,753
                                                         ------------    ------------    ------------     ------------
LIABILITIES
  Payable for income delivered for Select Sector SPDRs
    redeemed in-kind...................................            --              --              --            1,945
  Distribution payable (Note 2)........................     1,353,123          68,915         984,995          293,904
  Accrued advisory fees (Note 3).......................        16,458           6,863          15,341            9,726
  Accrued trustee fees (Note 3)........................           206             496             723              418
  Accrued distribution fees (Note 3)...................       114,230          53,055         122,838           92,804
  Accrued administration, custodian and transfer
    agent fees (Note 3)................................        23,041           9,608          21,479           13,617
  Accrued expenses and other liabilities...............        65,256          50,785          40,453           69,847
                                                         ------------    ------------    ------------     ------------
         TOTAL LIABILITIES.............................     1,572,314         189,722       1,185,829          482,261
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $372,179,637    $166,635,495    $343,940,945     $224,876,492
                                                         ============    ============    ============     ============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................  $377,723,354    $170,804,572    $363,459,754     $233,962,992
  Undistributed (distributions in excess of) net
    investment income..................................       (59,716)        (29,704)       (242,075)        (139,070)
  Accumulated net realized loss on investments.........    (9,261,196)     (7,151,742)     (7,879,292)      (4,178,890)
  Net unrealized appreciation (depreciation) on
    investments........................................     3,777,195       3,012,369     (11,397,442)      (4,768,540)
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $372,179,637    $166,635,495    $343,940,945     $224,876,492
                                                         ============    ============    ============     ============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share.........  $      23.71    $      29.49    $      26.06     $      29.98
                                                         ============    ============    ============     ============
  Shares outstanding (unlimited amount authorized,
    $0.001 par value)..................................    15,700,000       5,650,001      13,200,147        7,500,000
                                                         ============    ============    ============     ============
  Cost of investments..................................  $369,365,819    $163,686,154    $355,914,209     $229,945,417
                                                         ============    ============    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY    THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR     SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND         SPDR FUND        SPDR FUND
    -------------   -------------   --------------   ---------------   -------------
    $462,403,775    $581,413,658     $245,288,885    $1,176,855,804    $138,267,854
          59,527          46,303           54,782            42,690         100,517
              --             787               --            14,569              --
         283,778         781,821          311,516           286,810         166,532
          18,637          52,751            4,818            73,613           5,903
           3,594           9,055            1,901            15,437           1,300
    ------------    ------------     ------------    --------------    ------------
     462,769,311     582,304,375      245,661,902     1,177,288,923     138,542,106
    ------------    ------------     ------------    --------------    ------------
              --          17,024               --                --              --
       1,456,470       2,005,029          668,546                --       1,096,543
          18,266          26,047           10,152            50,535           5,773
             969           2,428              418             4,173             104
         104,990         173,474           54,290           528,855          46,660
          25,573          36,465           14,212            70,752           8,082
          79,777         363,790           37,870           404,031          32,864
    ------------    ------------     ------------    --------------    ------------
       1,686,045       2,624,257          785,488         1,058,346       1,190,026
    ------------    ------------     ------------    --------------    ------------
    $461,083,266    $579,680,118     $244,876,414    $1,176,230,577    $137,352,080
    ============    ============     ============    ==============    ============
    $496,507,752    $642,170,832     $273,615,069    $2,166,469,983    $155,052,182
                )
        (763,771       1,396,069           25,820          (148,875)        213,017
     (31,369,611)    (14,389,186)      (7,555,307)     (171,526,185)     (3,595,450)
      (3,291,104)    (49,497,597)     (21,209,168)     (818,564,346)    (14,317,669)
    ------------    ------------     ------------    --------------    ------------
    $461,083,266    $579,680,118     $244,876,414    $1,176,230,577    $137,352,080
    ============    ============     ============    ==============    ============
    $      28.91    $      27.21     $      27.21    $        21.74    $      28.03
    ============    ============     ============    ==============    ============
      15,950,059      21,302,557        9,000,000        54,100,003       4,900,092
    ============    ============     ============    ==============    ============
    $465,694,879    $630,911,255     $266,498,053    $1,995,420,150    $152,585,523
    ============    ============     ============    ==============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2002 (UNAUDITED)

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
INVESTMENT INCOME
  Dividend income (Note 2).............................   $ 2,304,354     $   540,992     $ 2,771,782     $   834,282
  Foreign taxes withheld...............................       (16,082)             --          (5,944)             --
                                                          -----------     -----------     -----------     -----------
    TOTAL INVESTMENT INCOME............................     2,288,272         540,992       2,765,838         834,282
                                                          -----------     -----------     -----------     -----------
EXPENSES
  Administrator, custodian and transfer agent fee (Note
    3).................................................       104,887          77,551         178,064          96,157
  Distribution fee (Note 3)............................        78,553          59,518         136,270          73,468
  License fee (Note 3).................................        62,932          46,530         106,838          57,694
  Advisory fee (Note 3)................................        52,444          38,775          89,032          48,078
  SEC registration expense.............................         9,707          10,593          26,906          10,614
  Professional fees....................................         5,340           4,851          13,270           5,320
  Printing and postage expense.........................         4,453           4,244          10,139          10,001
  Trustee fees (Note 3)................................         1,033             822           2,357             935
  Insurance expense....................................           632             667           1,558             776
  Miscellaneous expenses...............................           351             413           1,215             345
                                                          -----------     -----------     -----------     -----------
    TOTAL EXPENSES BEFORE WAIVERS......................       320,332         243,964         565,649         303,388
                                                          -----------     -----------     -----------     -----------
  Expenses waived by advisor (Note 3)..................       (10,263)        (10,466)        (23,251)        (12,316)
  Expenses waived by administrator, custodian and
    transfer agent (Note 3)............................       (31,466)        (23,265)        (53,419)        (28,847)
                                                          -----------     -----------     -----------     -----------
  NET EXPENSES.........................................       278,603         210,233         488,979         262,225
                                                          -----------     -----------     -----------     -----------
  NET INVESTMENT INCOME (LOSS).........................     2,009,669         330,759       2,276,859         572,057
                                                          -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
    transactions.......................................     4,398,553       6,851,914      18,817,448      10,077,036
  Net change in unrealized appreciation
    (depreciation).....................................    33,512,474      27,160,120      (4,065,291)     27,318,882
                                                          -----------     -----------     -----------     -----------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS......................................    37,911,027      34,012,034      14,752,157      37,395,918
                                                          -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $39,920,696     $34,342,793     $17,029,016     $37,967,975
                                                          ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
    -------------   -------------   --------------   --------------   -------------
    $  2,692,947     $ 6,639,366     $ 1,331,090      $ 1,500,803      $ 1,902,725
              --              --              --               --               --
    ------------     -----------     -----------      -----------      -----------
       2,692,947       6,639,366       1,331,090        1,500,803        1,902,725
    ------------     -----------     -----------      -----------      -----------
         156,748         343,261          86,560          614,183           55,489
         119,489         265,828          65,145          471,769           42,304
          94,049         205,956          51,936          368,510           33,293
          78,374         171,630          43,280          307,092           27,745
          11,252          86,867           7,680           74,485            7,212
             789          29,920           5,280           33,062            2,232
           3,747          30,421           2,964           29,718            1,868
           1,189           3,854             758            7,047              385
           1,933           4,007             527            7,876              613
           1,129           2,753             228            3,870              649
    ------------     -----------     -----------      -----------      -----------
         468,699       1,144,497         264,358        1,917,612          171,790
    ------------     -----------     -----------      -----------      -----------
         (19,531)        (51,092)         (9,107)         (83,680)          (6,924)
         (47,025)       (102,978)        (25,968)        (184,254)         (16,648)
    ------------     -----------     -----------      -----------      -----------
         402,143         990,427         229,283        1,649,678          148,218
    ------------     -----------     -----------      -----------      -----------
       2,290,804       5,648,939       1,101,807         (148,875)       1,754,507
    ------------     -----------     -----------      -----------      -----------
     (15,345,493)      6,716,484      (4,019,175)        (227,958)         613,147
      57,507,158      72,610,800         974,940       91,273,785       (3,544,988)
    ------------     -----------     -----------      -----------      -----------
      42,161,665      79,327,284      (3,044,235)      91,045,827       (2,931,841)
    ------------     -----------     -----------      -----------      -----------
    $ 44,452,469     $84,976,223     $(1,942,428)     $90,896,952      $(1,177,334)
    ============     ===========     ===========      ===========      ===========

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               THE BASIC INDUSTRIES         THE CONSUMER SERVICES
                                                             SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                            --------------------------   ---------------------------
                                                            (UNAUDITED)                  (UNAUDITED)
                                                             SIX MONTHS       YEAR        SIX MONTHS        YEAR
                                                               ENDED          ENDED         ENDED          ENDED
                                                             3/31/2002      9/30/2001     3/31/2002      9/30/2001
                                                            ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................  $  2,009,669   $ 1,868,801   $    330,759   $    246,823
  Net realized gain (loss) on investment transactions.....     4,398,553    (3,120,449)     6,851,914     (3,537,548)
  Net change in unrealized appreciation (depreciation)....    33,512,474     4,626,737     27,160,120    (16,647,304)
                                                            ------------   -----------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................    39,920,696     3,375,089     34,342,793    (19,938,029)
                                                            ------------   -----------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED...............................       597,596        84,263         32,301          2,139
                                                            ------------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................................    (2,319,517)   (1,874,987)      (387,583)      (248,425)
  Net realized gain.......................................            --    (2,383,464)            --        (15,092)
                                                            ------------   -----------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................    (2,319,517)   (4,258,451)      (387,583)      (263,517)
                                                            ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)...................................   234,439,489    43,555,089     18,420,346     54,516,350
                                                            ------------   -----------   ------------   ------------
  Net increase (decrease) in net assets during period.....   272,638,264    42,755,990     52,407,857     34,316,943
  Net assets at beginning of period.......................    99,541,373    56,785,383    114,227,638     79,910,695
                                                            ------------   -----------   ------------   ------------
NET ASSETS END OF PERIOD(1)...............................  $372,179,637   $99,541,373   $166,635,495   $114,227,638
                                                            ============   ===========   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income...............................  $    (59,716)  $   250,132   $    (29,704)  $     27,120
                                                            ============   ===========   ============   ============

See accompanying notes to financial statements.

       THE CONSUMER STAPLES       THE CYCLICAL/TRANSPORTATION           THE ENERGY
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
    ---------------------------   ---------------------------   ---------------------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
     SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     3/31/2002      9/30/2001      3/31/2002      9/30/2001      3/31/2002      9/30/2001
    ------------   ------------   ------------   ------------   ------------   ------------
    $  2,276,859   $  2,638,113   $    572,057   $  1,022,984   $  2,290,804   $  3,882,685
      18,817,448      8,938,251     10,077,036    (17,570,353)   (15,345,493)    12,855,237
      (4,065,291)    (9,442,028)    27,318,882     (6,599,164)    57,507,158    (74,201,728)
    ------------   ------------   ------------   ------------   ------------   ------------
      17,029,016      2,134,336     37,967,975    (23,146,533)    44,452,469    (57,463,806)
    ------------   ------------   ------------   ------------   ------------   ------------
        (165,187)       427,655        172,653         13,999        268,387        227,578
    ------------   ------------   ------------   ------------   ------------   ------------
      (2,132,889)    (3,062,062)      (690,031)    (1,036,767)    (2,607,624)    (4,094,793)
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      (2,132,889)    (3,062,062)      (690,031)    (1,036,767)    (2,607,624)    (4,094,793)
    ------------   ------------   ------------   ------------   ------------   ------------
     (39,745,856)   213,062,337     81,251,105     40,729,333    174,231,063     14,095,424
    ------------   ------------   ------------   ------------   ------------   ------------
     (25,014,916)   212,562,266    118,701,702     16,560,032    216,344,295    (47,235,597)
     368,955,861    156,393,595    106,174,790     89,614,758    244,738,971    291,974,568
    ------------   ------------   ------------   ------------   ------------   ------------
    $343,940,945   $368,955,861   $224,876,492   $106,174,790   $461,083,266   $244,738,971
    ============   ============   ============   ============   ============   ============
    $   (242,075)  $   (386,045)  $   (139,070)  $    (21,096)  $   (763,771)  $   (446,951)
    ============   ============   ============   ============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              THE FINANCIAL                    THE INDUSTRIAL
                                                         SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND
                                                      ------------------------------    ----------------------------
                                                       (UNAUDITED)                      (UNAUDITED)
                                                       SIX MONTHS          YEAR          SIX MONTHS         YEAR
                                                          ENDED            ENDED           ENDED           ENDED
                                                       03/31/2002       09/30/2001       03/31/2002      09/30/2001
                                                      -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................  $   5,648,939    $   9,197,823    $  1,101,807    $    766,464
  Net realized gain (loss) on investment
    transactions....................................      6,716,484       70,442,716      (4,019,175)      1,604,034
  Net change in unrealized appreciation
    (depreciation)..................................     72,610,800     (176,781,872)        974,940     (17,399,381)
                                                      -------------    -------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.................................     84,976,223      (97,141,333)     (1,942,428)    (15,028,883)
                                                      -------------    -------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
  PRICE OF UNITS ISSUED AND REDEEMED................       (874,100)        (300,225)         20,878          65,453
                                                      -------------    -------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................     (4,643,062)      (8,788,537)     (1,153,064)       (802,184)
  Net realized gain.................................             --               --              --              --
                                                      -------------    -------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (4,643,062)      (8,788,537)     (1,153,064)       (802,184)
                                                      -------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).............................   (112,347,262)     288,657,071     180,686,389      33,041,047
                                                      -------------    -------------    ------------    ------------
  Net increase (decrease) in net assets during
    period..........................................    (32,888,201)     182,426,976     177,611,775      17,275,433
  Net assets at beginning of period.................    612,568,319      430,141,343      67,264,639      49,989,206
                                                      -------------    -------------    ------------    ------------
NET ASSETS END OF PERIOD(1).........................  $ 579,680,118    $ 612,568,319    $244,876,414    $ 67,264,639
                                                      =============    =============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income.....................  $   1,396,069    $     390,192    $     25,820    $     77,077
                                                      =============    =============    ============    ============

See accompanying notes to financial statements.

         THE TECHNOLOGY                    THE UTILITIES
    SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
--------------------------------    ----------------------------
 (UNAUDITED)                        (UNAUDITED)
  SIX MONTHS           YEAR          SIX MONTHS         YEAR
    ENDED             ENDED            ENDED           ENDED
  3/31/2002         09/30/2001       03/31/2002      09/30/2001
--------------    --------------    ------------    ------------
$     (148,875)   $     (514,907)   $  1,754,507    $  2,315,682
      (227,958)      (38,365,165)        613,147      11,978,786
    91,273,785      (788,924,941)     (3,544,988)    (18,675,741)
--------------    --------------    ------------    ------------
    90,896,952      (827,805,013)     (1,177,334)     (4,381,273)
--------------    --------------    ------------    ------------
    (1,049,246)       (3,337,378)        227,993         155,072
--------------    --------------    ------------    ------------
            --                --      (1,966,298)     (2,462,393)
            --                --              --      (1,166,151)
--------------    --------------    ------------    ------------
            --                --      (1,966,298)     (3,628,544)
--------------    --------------    ------------    ------------
   188,956,150       685,904,563      30,199,994       9,911,018
--------------    --------------    ------------    ------------
   278,803,856      (145,237,828)     27,284,355       2,056,273
   897,426,721     1,042,664,549     110,067,725     108,011,452
--------------    --------------    ------------    ------------
$1,176,230,577    $  897,426,721    $137,352,080    $110,067,725
==============    ==============    ============    ============
$     (148,875)               --    $    213,017    $    424,808
==============    ==============    ============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE BASIC INDUSTRIES
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  19.33           $ 18.03          $ 23.74          $ 20.72
                                              --------           -------          -------          -------
Net investment income (loss)............          0.19              0.36             0.45             0.24
Net realized and unrealized gain (loss)
  (3)...................................          4.36              1.86            (5.66)            3.01
                                              --------           -------          -------          -------
Total from investment operations........          4.55              2.22            (5.21)            3.25
                                              --------           -------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          0.04              0.02            (0.07)              --
                                              --------           -------          -------          -------
Distributions to shareholders from:
Net investment income...................         (0.21)            (0.43)           (0.37)           (0.23)
In excess of net investment income......            --                --               --               --
Net realized gains......................            --             (0.51)              --               --
In excess of net realized gains.........            --                --            (0.06)              --
                                              --------           -------          -------          -------
Total distributions to shareholders.....         (0.21)            (0.94)           (0.43)           (0.23)
                                              --------           -------          -------          -------
Net asset value, end of period..........      $  23.71           $ 19.33          $ 18.03          $ 23.74
                                              ========           =======          =======          =======
Total return (4)........................         23.81%            12.08%          (22.48)%          15.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $372,180           $99,541          $56,785          $81,887
Ratio of expenses to average net
  assets................................          0.27%(5)          0.27%           0.43%             0.56%(5)
Ratio of expenses to average net assets
  before waivers........................          0.31%(5)          0.32%           0.51%             0.56%(5)
Ratio of net investment income (loss) to
  average net assets....................          1.92%(5)          2.12%           1.73%             1.44%(5)
Portfolio turnover rate (6).............          8.29%             5.59%          19.18%             9.70%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE CONSUMER SERVICES
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  23.55          $  29.06          $ 26.85          $ 23.97
                                              --------          --------          -------          -------
Net investment income (loss)............          0.05              0.07             0.03            (0.02)
Net realized and unrealized gain (loss)
  (3)...................................          5.94             (5.49)            2.37             2.90
                                              --------          --------          -------          -------
Total from investment operations........          5.99             (5.42)            2.40             2.88
                                              --------          --------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          0.01                --            (0.01)              --
                                              --------          --------          -------          -------
Distributions to shareholders from:
Net investment income...................         (0.06)            (0.08)              --               --
In excess of net investment income......            --                --               --               --
Net realized gains......................            --             (0.01)           (0.18)              --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------          -------          -------
Total distributions to shareholders.....         (0.06)            (0.09)           (0.18)              --
                                              --------          --------          -------          -------
Net asset value, end of period..........      $  29.49          $  23.55          $ 29.06          $ 26.85
                                              ========          ========          =======          =======
Total return (4)........................         25.50%           (18.71)%           8.84%           12.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $166,635          $114,228          $79,911          $60,420
Ratio of expenses to average net
  assets................................          0.27%(5)          0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets
  before waivers........................          0.31%(5)          0.33%            0.51%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets....................          0.43%(5)          0.26%            0.10%           (0.11)%(5)
Portfolio turnover rate (6).............          2.38%            27.99%           21.88%           14.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE CONSUMER STAPLES
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  25.10          $  25.02         $  22.63          $ 26.06
                                              --------          --------         --------          -------
Net investment income (loss)............          0.18              0.27             0.30             0.20
Net realized and unrealized gain (loss)
  (3)...................................          0.95              0.09             2.39            (3.44)
                                              --------          --------         --------          -------
Total from investment operations........          1.13              0.36             2.69            (3.42)
                                              --------          --------         --------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................         (0.01)             0.03            (0.02)            0.01
                                              --------          --------         --------          -------
Distributions to shareholders from:
Net investment income...................         (0.16)            (0.31)           (0.28)           (0.20)
In excess of net investment income......            --                --               --               --
Net realized gains......................            --                --               --               --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------         --------          -------
Total distributions to shareholders.....         (0.16)            (0.31)           (0.28)           (0.20)
                                              --------          --------         --------          -------
Net asset value, end of period..........      $  26.06          $  25.10         $  25.02          $ 22.63
                                              ========          ========         ========          =======
Total return (4)........................          4.48%             1.53%           11.92%          (12.45)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $343,941          $368,956         $156,394          $17,651
Ratio of expenses to average net
  assets................................          0.27%(5)          0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets
  before waivers........................          0.32%(5)          0.33%            0.50%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets....................          1.28%(5)          1.21%            1.20%            1.10%(5)
Portfolio turnover rate (6).............          2.48%             6.42%            9.77%            2.91%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE CYCLICAL/TRANSPORTATION
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  23.08          $  24.89          $ 26.17          $ 24.51
                                              --------          --------          -------          -------
Net investment income (loss)............          0.07              0.23             0.22             0.09
Net realized and unrealized gain (loss)
  (3)...................................          6.89             (1.80)           (1.29)            1.66
                                              --------          --------          -------          -------
Total from investment operations........          6.96             (1.57)           (1.07)            1.75
                                              --------          --------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          0.02                --               --             0.01
                                              --------          --------          -------          -------
Distributions to shareholders from:
Net investment income...................         (0.08)            (0.24)           (0.21)           (0.09)
In excess of net investment income......            --                --               --            (0.01)
Net realized gains......................            --                --               --               --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------          -------          -------
Total distributions to shareholders.....         (0.08)            (0.24)           (0.21)           (0.10)
                                              --------          --------          -------          -------
Net asset value, end of period..........      $  29.98          $  23.08          $ 24.89          $ 26.17
                                              ========          ========          =======          =======
Total return (4)........................         30.26%            (6.46)%          (4.12)%           7.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $224,876          $106,175          $89,615          $35,324
Ratio of expenses to average net
  assets................................          0.27%(5)          0.27%            0.43%            0.58%(5)
Ratio of expenses to average net assets
  before waivers........................          0.32%(5)          0.32%            0.51%            0.58%(5)
Ratio of net investment income (loss) to
  average net assets....................          0.59%(5)          0.89%            0.80%            0.49%(5)
Portfolio turnover rate (6).............          2.15%             4.71%           16.28%            9.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE ENERGY
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  25.90          $  32.81         $  27.46         $  23.59
                                              --------          --------         --------         --------
Net investment income (loss)............          0.21              0.45             0.55             0.29
Net realized and unrealized gain (loss)
  (3)...................................          2.98             (6.90)            5.28             3.88
                                              --------          --------         --------         --------
Total from investment operations........          3.19             (6.45)            5.83             4.17
                                              --------          --------         --------         --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          0.02              0.02            (0.01)            0.07
                                              --------          --------         --------         --------
Distributions to shareholders from:
Net investment income...................         (0.20)            (0.48)           (0.47)           (0.29)
In excess of net investment income......            --                --               --            (0.08)
Net realized gains......................            --                --               --               --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------         --------         --------
Total distributions to shareholders.....         (0.20)            (0.48)           (0.47)           (0.37)
                                              --------          --------         --------         --------
Net asset value, end of period..........      $  28.91          $  25.90         $  32.81         $  27.46
                                              ========          ========         ========         ========
Total return (4)........................         12.48%           (19.81)%          21.38%           17.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $461,083          $244,739         $291,975         $149,636
Ratio of expenses to average net
  assets................................          0.26%(5)          0.28%            0.41%            0.56%(5)
Ratio of expenses to average net assets
  before waivers........................          0.30%(5)          0.33%            0.50%            0.56%(5)
Ratio of net investment income (loss) to
  average net assets....................          1.46%(5)          1.56%            1.71%            1.73%(5)
Portfolio turnover rate (6).............         11.99%            17.36%           30.76%           20.15%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     THE FINANCIAL
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  24.70          $  28.96         $  22.04         $  22.02
                                              --------          --------         --------         --------
Net investment income (loss)............          0.24              0.41             0.35             0.21
Net realized and unrealized gain (loss)
  (3)...................................          2.51             (4.27)            6.91             0.02
                                              --------          --------         --------         --------
Total from investment operations........          2.75             (3.86)            7.26             0.23
                                              --------          --------         --------         --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................         (0.04)            (0.01)              --             0.01
                                              --------          --------         --------         --------
Distributions to shareholders from:
Net investment income...................         (0.20)            (0.39)           (0.34)           (0.21)
In excess of net investment income......            --                --               --            (0.01)
Net realized gains......................            --                --               --               --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------         --------         --------
Total distributions to shareholders.....         (0.20)            (0.39)           (0.34)           (0.22)
                                              --------          --------         --------         --------
Net asset value, end of period..........      $  27.21          $  24.70         $  28.96         $  22.04
                                              ========          ========         ========         ========
Total return (4)........................         11.03%           (13.50)%          33.24%            0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $579,680          $612,568         $430,141         $123,409
Ratio of expenses to average net
  assets................................          0.29%(5)          0.27%            0.44%            0.57%(5)
Ratio of expenses to average net assets
  before waivers........................          0.33%(5)          0.32%            0.54%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets....................          1.65%(5)          1.43%            1.45%            1.14%(5)
Portfolio turnover rate (6).............          4.77%             8.77%            7.02%            5.71%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    THE INDUSTRIAL
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  23.60           $ 30.30          $ 28.68          $ 22.66
                                              --------           -------          -------          -------
Net investment income (loss)............          0.19              0.30             0.35             0.21
Net realized and unrealized gain (loss)
  (3)...................................          3.61             (6.66)            1.70             6.00
                                              --------           -------          -------          -------
Total from investment operations........          3.80             (6.36)            2.05             6.21
                                              --------           -------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................            --              0.02            (0.04)              --
                                              --------           -------          -------          -------
Distributions to shareholders from:
Net investment income...................         (0.19)            (0.36)           (0.31)           (0.19)
In excess of net investment income......            --                --               --               --
Net realized gains......................            --                --            (0.08)              --
In excess of net realized gains.........            --                --               --               --
                                              --------           -------          -------          -------
Total distributions to shareholders.....         (0.19)            (0.36)           (0.39)           (0.19)
                                              --------           -------          -------          -------
Net asset value, end of period..........      $  27.21           $ 23.60          $ 30.30          $ 28.68
                                              ========           =======          =======          =======
Total return (4)........................         16.10%           (21.10)%           7.10%           27.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $244,876           $67,265          $49,989          $65,963
Ratio of expenses to average net
  assets................................          0.26%(5)          0.28%            0.44%            0.57%(5)
Ratio of expenses to average net assets
  before waivers........................          0.31%(5)          0.33%            0.51%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets....................          1.27%(5)          1.25%            1.10%            0.94%(5)
Portfolio turnover rate (6).............          1.86%             7.14%           42.37%           12.42%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    THE TECHNOLOGY
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                          (UNAUDITED) (1)       2001 (1)           2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....     $    19.18         $  46.44        $    41.22        $  30.09
                                             ----------         --------        ----------        --------
Net investment income (loss)............             --            (0.01)            (0.08)          (0.04)
Net realized and unrealized gain (loss)
  (3)...................................           2.58           (27.18)             5.31           11.18
                                             ----------         --------        ----------        --------
Total from investment operations........           2.58           (27.19)             5.23           11.14
                                             ----------         --------        ----------        --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          (0.02)           (0.07)            (0.01)          (0.01)
                                             ----------         --------        ----------        --------
Distributions to shareholders from:
Net investment income...................             --               --                --              --
In excess of net investment income......             --               --                --              --
Net realized gains......................             --               --                --              --
In excess of net realized gains.........             --               --                --              --
                                             ----------         --------        ----------        --------
Total distributions to shareholders.....             --               --                --              --
                                             ----------         --------        ----------        --------
Net asset value, end of period..........     $    21.74         $  19.18        $    46.44        $  41.22
                                             ==========         ========        ==========        ========
Total return (4)........................         13.38%           (58.71)%           12.67%          37.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....     $1,176,231         $897,427        $1,042,665        $731,719
Ratio of expenses to average net
  assets................................           0.27%(5)         0.28%             0.42%           0.56%(5)
Ratio of expenses to average net assets
  before waivers........................           0.31%(5)         0.33%             0.50%           0.56%(5)
Ratio of net investment income (loss) to
  average net assets....................          (0.02)%(5)       (0.05)%           (0.16)%         (0.15)%(5)
Portfolio turnover rate (6).............           1.58%           10.85%            24.34%          21.23%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     THE UTILITIES
                                                                SELECT SECTOR SPDR FUND
                                          SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           MARCH 31, 2002     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                            (UNAUDITED)           2001             2000           1999 (2)
                                          ----------------    -------------    -------------    -------------
Net asset value, beginning of period....      $  29.35          $  32.24         $  29.52          $ 29.06
                                              --------          --------         --------          -------
Net investment income (loss)............          0.44              0.70             1.06             0.56
Net realized and unrealized gain (loss)
  (3)...................................         (1.37)            (2.48)            2.86             0.45
                                              --------          --------         --------          -------
Total from investment operations........         (0.93)            (1.78)            3.92             1.01
                                              --------          --------         --------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net.........................          0.05              0.04            (0.17)            0.05
                                              --------          --------         --------          -------
Distributions to shareholders from:
Net investment income...................         (0.44)            (0.90)           (0.85)           (0.56)
In excess of net investment income......            --                --               --            (0.04)
Net realized gains......................            --             (0.25)           (0.18)              --
In excess of net realized gains.........            --                --               --               --
                                              --------          --------         --------          -------
Total distributions to shareholders.....         (0.44)            (1.15)           (1.03)           (0.60)
                                              --------          --------         --------          -------
Net asset value, end of period..........      $  28.03          $  29.35         $  32.24          $ 29.52
                                              ========          ========         ========          =======
Total return (4)........................         (2.97)%           (5.53)%          13.21%            3.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $137,352          $110,068         $108,011          $81,168
Ratio of expenses to average net
  assets................................          0.27%(5)          0.29%            0.40%            0.57%(5)
Ratio of expenses to average net assets
  before waivers........................          0.31%(5)          0.34%            0.50%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets....................          3.16%(5)          2.87%            3.45%            2.62%(5)
Portfolio turnover rate (6).............          7.25%            11.79%           44.57%           38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2002, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

FUND                                                             2008         2009
--------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $       --   $ 1,158,053
The Consumer Services Select Sector SPDR Fund                         --     1,393,723
The Consumer Staples Select Sector SPDR Fund                      32,935     5,361,967
The Cyclical/Transportation Select Sector SPDR Fund              234,327       718,060
The Energy Select Sector SPDR Fund                               748,469       615,827
The Financial Select Sector SPDR Fund                            310,711     3,419,828
The Industrial Select Sector SPDR Fund                                --     5,365,360
The Technology Select Sector SPDR Fund                         1,441,975    13,684,462
The Utilities Select Sector SPDR Fund                                 --     2,084,663

During the fiscal period ended March 31, 2002, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                    $ 8,637,391
The Consumer Services Select Sector SPDR Fund                     8,397,692
The Consumer Staples Select Sector SPDR Fund                     19,630,694
The Cyclical/Transportation Select Sector SPDR Fund              12,457,889
The Energy Select Sector SPDR Fund                                8,151,129
The Financial Select Sector SPDR Fund                            14,257,279
The Industrial Select Sector SPDR Fund                           (2,546,080)
The Technology Select Sector SPDR Fund                           38,121,673
The Utilities Select Sector SPDR Fund                             1,579,419

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2000 through September 30, 2001 and have been deferred for tax purposes until fiscal year 2002:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                    $ 3,570,531
The Consumer Services Select Sector SPDR Fund                     2,683,004
The Consumer Staples Select Sector SPDR Fund                        947,191
The Cyclical/Transportation Select Sector SPDR Fund                 732,626
The Energy Select Sector SPDR Fund                                6,340,744
The Financial Select Sector SPDR Fund                             1,062,875
The Industrial Select Sector SPDR Fund                              538,477
The Technology Select Sector SPDR Fund                           99,109,302
The Utilities Select Sector SPDR Fund                               338,981

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2002 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Pursuant to a voluntary fee waiver, the Advisor had agreed to reduce the Advisory Fee from 0.05% of average daily net assets to 0.03% of average daily net assets for each of the Funds during the period May 17, 2000 to January 31, 2002. As of February 1, 2002, this voluntary fee waiver has been terminated. The waiver amounts of the Advisor's Fees for the six months ended March 31, 2002 were as follows:

FUND                                                         WAIVER AMOUNT
--------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                   $ 10,263
The Consumer Services Select Sector SPDR Fund                    10,466
The Consumer Staples Select Sector SPDR Fund                     23,251
The Cyclical/Transportation Select Sector SPDR Fund              12,316
The Energy Select Sector SPDR Fund                               19,531
The Financial Select Sector SPDR Fund                            51,092
The Industrial Select Sector SPDR Fund                            9,107
The Technology Select Sector SPDR Fund                           83,680
The Utilities Select Sector SPDR Fund                             6,924

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000, and a meeting fee of $2,000 per meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Pursuant to a voluntary fee waiver, State Street has agreed

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNITARY FEE -- (CONTINUED)

to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2003. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the six months ended March 31, 2002 were as follows:

FUND                                                         WAIVER AMOUNT
--------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                   $ 31,466
The Consumer Services Select Sector SPDR Fund                    23,265
The Consumer Staples Select Sector SPDR Fund                     53,419
The Cyclical/Transportation Select Sector SPDR Fund              28,847
The Energy Select Sector SPDR Fund                               47,025
The Financial Select Sector SPDR Fund                           102,978
The Industrial Select Sector SPDR Fund                           25,968
The Technology Select Sector SPDR Fund                          184,254
The Utilities Select Sector SPDR Fund                            16,648

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) was payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          17,300,000     $ 383,936,027
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (6,750,000)     (148,898,942)
Net income equalization                     --          (597,596)
                                    ----------     -------------
Net increase                        10,550,000     $ 234,439,489
                                    ==========     =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            4,750,000     $ 99,353,755
Dividend reinvestment SPDRs issued           --               --
SPDRs redeemed                       (2,750,000)     (55,714,403)
Net income equalization                      --          (84,263)
                                     ----------     ------------
Net increase                          2,000,000     $ 43,555,089
                                     ==========     ============

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2002
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            2,100,000     $ 53,408,019
Dividend reinvestment SPDRs issued           --               --
SPDRs redeemed                       (1,300,000)     (34,955,372)
Net income equalization                      --          (32,301)
                                     ----------     ------------
Net increase                            800,000     $ 18,420,346
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           9,100,000     $ 215,584,866
Dividend reinvestment SPDRs
  issued                                     1                29
SPDRs redeemed                      (7,000,000)     (161,066,406)
Net income equalization                     --            (2,139)
                                    ----------     -------------
Net increase                         2,100,001     $  54,516,350
                                    ==========     =============

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           4,750,000     $ 120,429,015
Dividend reinvestment SPDRs
  issued                                    42             1,058
SPDRs redeemed                      (6,250,000)     (160,341,116)
Net income equalization                     --           165,187
                                    ----------     -------------
Net decrease                        (1,499,958)    $ (39,745,856)
                                    ==========     =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           10,950,000     $279,161,937
Dividend reinvestment SPDRs issued           61            1,567
SPDRs redeemed                       (2,500,000)     (65,673,512)
Net income equalization                      --         (427,655)
                                     ----------     ------------
Net increase                          8,450,061     $213,062,337
                                     ==========     ============

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           8,400,000     $ 238,283,438
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (5,500,000)     (156,859,680)
Net income equalization                     --          (172,653)
                                    ----------     -------------
Net increase                         2,900,000     $  81,251,105
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           19,550,000    $ 485,292,165
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (18,550,000)    (444,548,833)
Net income equalization                      --          (13,999)
                                    -----------    -------------
Net increase                          1,000,000    $  40,729,333
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          11,150,000     $ 296,412,279
Dividend reinvestment SPDRs
  issued                                    27               712
SPDRs redeemed                      (4,650,000)     (121,913,541)
Net income equalization                     --          (268,387)
                                    ----------     -------------
Net increase                         6,500,027     $ 174,231,063
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,800,000    $ 468,970,545
Dividend reinvestment SPDRs
  issued                                     27              858
SPDRs redeemed                      (14,250,000)    (454,648,401)
Net income equalization                      --         (227,578)
                                    -----------    -------------
Net increase                            550,027    $  14,095,424
                                    ===========    =============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          46,400,000    $ 1,182,031,914
Dividend reinvestment SPDRs
  issued                                 1,066             26,834
SPDRs redeemed                     (49,900,000)    (1,295,280,110)
Net income equalization                     --            874,100
                                   -----------    ---------------
Net decrease                        (3,498,934)   $  (112,347,262)
                                   ===========    ===============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           45,800,000    $1,249,140,444
Dividend reinvestment SPDRs
  issued                                    893            25,300
SPDRs redeemed                      (35,850,000)     (960,808,898)
Net income equalization                      --           300,225
                                    -----------    --------------
Net increase                          9,950,893    $  288,657,071
                                    ===========    ==============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          12,200,000     $ 334,077,189
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (6,050,000)     (153,369,922)
Net income equalization                     --           (20,878)
                                    ----------     -------------
Net increase                         6,150,000     $ 180,686,389
                                    ==========     =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            2,800,000     $ 82,026,084
Dividend reinvestment SPDRs issued           --               --
SPDRs redeemed                       (1,600,000)     (48,919,584)
Net income equalization                      --          (65,453)
                                     ----------     ------------
Net increase                          1,200,000     $ 33,041,047
                                     ==========     ============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,350,000    $ 422,101,982
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (10,050,000)    (234,195,078)
Net income equalization                      --        1,049,246
                                    -----------    -------------
Net increase                          7,300,000    $ 188,956,150
                                    ===========    =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           38,100,000    $1,121,327,559
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                      (13,750,000)     (438,760,374)
Net income equalization                      --         3,337,378
                                    -----------    --------------
Net increase                         24,350,000    $  685,904,563
                                    ===========    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE UTILITIES SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2002
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            2,650,000     $ 74,157,026
Dividend reinvestment SPDRs issued           30              825
SPDRs redeemed                       (1,500,000)     (43,729,864)
Net income equalization                      --         (227,993)
                                     ----------     ------------
Net increase                          1,150,030     $ 30,199,994
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           5,600,000     $ 178,501,430
Dividend reinvestment SPDRs
  issued                                    50             1,620
SPDRs redeemed                      (5,200,000)     (168,436,960)
Net income equalization                     --          (155,072)
                                    ----------     -------------
Net increase                           400,050     $   9,911,018
                                    ==========     =============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2002 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund            $  369,365,819   $10,854,290    $  7,077,095   $   3,777,195
The Consumer Services Select Sector SPDR Fund              163,686,154    14,213,412      11,201,043       3,012,369
The Consumer Staples Select Sector SPDR Fund               355,914,209    14,697,834      26,095,276     (11,397,442)
The Cyclical/Transportation Select Sector SPDR Fund        229,945,417     7,629,830      12,398,370      (4,768,540)
The Energy Select Sector SPDR Fund                         465,694,879    14,216,076      17,507,180      (3,291,104)
The Financial Select Sector SPDR Fund                      630,911,255     7,774,202      57,271,799     (49,497,597)
The Industrial Select Sector SPDR Fund                     266,498,053     9,069,298      30,278,466     (21,209,168)
The Technology Select Sector SPDR Fund                   1,995,420,150    15,480,002     834,044,348    (818,564,346)
The Utilities Select Sector SPDR Fund                      152,585,523     3,388,827      17,706,496     (14,317,669)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2002, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  383,260,242    $  148,819,811
The Consumer Services Select Sector SPDR Fund                     53,380,163        34,960,564
The Consumer Staples Select Sector SPDR Fund                     120,322,094       160,069,493
The Cyclical/Transportation Select Sector SPDR Fund              238,118,158       156,510,964
The Energy Select Sector SPDR Fund                               295,903,379       121,680,260
The Financial Select Sector SPDR Fund                          1,175,765,117     1,280,810,651
The Industrial Select Sector SPDR Fund                           333,847,841       153,169,112
The Technology Select Sector SPDR Fund                           424,626,157       235,703,039
The Utilities Select Sector SPDR Fund                             73,742,082        43,545,165

For the period ended March 31, 2002, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES        SALES
----------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $18,827,498    $18,482,260
The Consumer Services Select Sector SPDR Fund                   3,557,931      3,740,953
The Consumer Staples Select Sector SPDR Fund                    8,893,580      9,166,482
The Cyclical/Transportation Select Sector SPDR Fund             3,897,898      4,200,376
The Energy Select Sector SPDR Fund                             38,445,548     38,578,279
The Financial Select Sector SPDR Fund                          32,268,632     39,901,129
The Industrial Select Sector SPDR Fund                          3,369,799      3,327,261
The Technology Select Sector SPDR Fund                         18,467,412     21,242,851
The Utilities Select Sector SPDR Fund                           8,356,970      8,216,796

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/ Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for
2.266, 1 for 3.009,and 1 for 2.906, respectively.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
KATHLEEN C. CUOCOLO, PRESIDENT
DONALD A. GIGNAC, TREASURER
MARY M. ZEVEN, SECRETARY

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
2 INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
370 17TH STREET, SUITE 3100
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET CORPORATION
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN, ROWE & MAW
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

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"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's Depositary
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Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (Upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.